UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2007	(1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Item 1.	SCHEDULE OF INVESTMENTS.

Managers Value Fund – 3/31/2007 (unaudited)

Security Description	Shares		Value
Common Stocks – 99.2%
Consumer Discretionary – 13.4%
Abercrombie & Fitch Co.	21,000		$1,589,280
Comcast Corp., Special Class A *	62,040		1,580,159
Gannett Co., Inc.	23,200		1,305,928
Jarden Corp. *	50,400	[2]	1,930,320
Lowe’s Co., Inc.	34,040		1,071,920
Office Depot, Inc. *	22,960		806,814
Time Warner Co., Inc.	78,700		1,551,964
Wyndham Worldwide Corp. *	21,602		737,708
Total Consumer Discretionary			10,574,093
Consumer Staples – 2.4%
CVS Corp.	56,440		1,926,862
Energy – 11.6%
Baker Hughes, Inc.	12,510		827,286
ChevronTexaco Corp.	43,600		3,224,656
ConocoPhillips Co.	38,430		2,626,690
Devon Energy Corp.	16,460		1,139,361
Transocean, Inc. *	16,300	[2]	1,331,710
Total Energy			9,149,703
Financials – 29.1%
ACE, Ltd.	28,800		1,643,328
American International Group, Inc.	53,620		3,604,336
Bank of America Corp.	67,000		3,418,340
Capital One Financial Corp.	36,303		2,739,424
Citigroup, Inc.	65,541		3,364,876
Fannie Mae Co.	36,200		1,975,796
MBIA, Inc.	24,400		1,597,956
Merrill Lynch & Co., Inc.	24,300		1,984,581
Morgan Stanley Co.	16,720		1,316,867
Washington Mutual, Inc.	32,400		1,308,312
Total Financials			22,953,816
Health Care – 9.2%
Abbott Laboratories Co.	24,100		1,344,780
Boston Scientific Corp. *	44,450		646,303
GlaxoSmithKline PLC, Sponsored ADR	31,000		1,713,060
McKesson Corp.	14,200		831,268
Pfizer, Inc.	68,300		1,725,258
UnitedHealth Group, Inc.	19,540		1,035,034
Total Health Care			7,295,703
Industrials – 13.3%
Emerson Electric Co.	13,600		586,024
Empresa Brasileira de Aeronautica, S.A.	36,600		1,678,476
General Electric Co.	41,175		1,455,948
Honeywell International, Inc.	16,400		755,384
Ingersoll-Rand Co., Class A	31,600		1,370,492
Pitney Bowes, Inc.	26,700		1,211,913
Tyco International, Ltd.	31,300		987,515
United Technologies Corp.	15,500	[2]	1,007,500
Wesco International, Inc. *	22,900		1,437,662
Total Industrials			10,490,914
Information Technology – 10.4%
First Data Corp.	40,320		1,084,608
Ingram Micro, Inc., Class A *	83,400		1,610,454
International Business Machines Corp.	9,080		855,881
Nokia Corp., Sponsored ADR	92,100		2,110,932
QUALCOMM, Inc.	19,100		814,806
Symantec Corp. *	41,630	[2]	720,199
Xerox Corp. *	61,010		1,030,459
Total Information Technology			8,227,339

Managers Value Fund - 3/31/2007 (unaudited)

Security Description	Shares	Value
Materials - 6.2%
Cemex SA de CV *	31,190	1,021,472
Dow Chemical Co.	31,400	1,440,004
E.I. du Pont de Nemours & Co., Inc.	25,400	1,255,523
PPG Industries, Inc.	17,100	1,202,301
Total Materials		4,919,300
Telecommunication Services - 2.1%
Verizon Communications, Inc.	43,200	1,638,144
Utilities - 1.4%
Exelon Corp.	16,600	1,140,586
Total Common Stocks (cost $61,876,218)		78,316,460
Other Investment Companies - 4.5% [1]
Bank of New York Institutional Cash Reserve Fund, 5.34% [3]	2,644,892	2,644,892
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	866,815	866,815
Total Other Investment Companies (cost $3,511,707)		3,511,707
Total Investments - 103.7% (cost $65,387,925)		81,828,167
Other Assets, less Liabilities - (3.7)%		(2,968,194)
Net Assets - 100%		$78,859,973

Managers AMG Essex Large Cap Growth Fund -

3/31/2007 (unaudited)

Security Description	Shares		Value
Common Stocks - 97.8%
Consumer Discretionary - 8.2%
International Game Technology *	15,490	[2]	$625,486
Kohl’s Corp. *	17,690		1,355,231
McGraw-Hill Companies, Inc., The	10,329		649,488
News Corp., Inc., Class A	63,283		1,463,103
Staples, Inc.	46,198		1,193,756
Total Consumer Discretionary			5,287,064
Consumer Staples - 5.9%
CVS Corp.	37,373	[2]	1,275,914
PepsiCo, Inc.	15,544		987,977
Procter & Gamble Co.	24,923	[2]	1,574,137
Total Consumer Staples			3,838,028
Energy - 6.7%
Schlumberger, Ltd.	26,450		1,827,695
Southwestern Energy Co. *	26,209		1,074,045
Weatherford International, Ltd.*	32,121		1,448,657
Total Energy			4,350,397
Financials - 4.6%
CB Richard Ellis Group, Inc.*	34,782		1,188,849
Goldman Sachs Group, Inc.	3,152		651,298
Merrill Lynch & Co., Inc.	13,665		1,116,021
Total Financials			2,956,168
Health Care - 27.4%
Abbott Laboratories Co.	30,201		1,685,216
Alcon, Inc.	13,025	[2]	1,716,956
Amgen, Inc. *	19,654		1,098,266
Baxter International, Inc.	21,167		1,114,866
Eli Lilly & Co. *	14,285		767,247
Genentech, Inc.*	22,770	[2]	1,869,872
Genzyme Corp-Genl Division *	21,780	[2]	1,307,236
Gilead Sciences, Inc.*	35,225		2,694,712
McKesson Corp.	28,432		1,664,409
Medco Health Solutions, Inc.*	19,432	[2]	1,409,403
Novartis AG, Sponsored ADR *	17,422		951,764
Shire Pharmaceuticals PLC	11,487		711,045
Vertex Pharmaceuticals, Inc.*	26,674	[2]	747,939
Total Health Care			17,738,931
Industrials - 13.5%
AMR Corp.*	51,146		1,557,395
Boeing Co., The	15,402		1,369,392
Deere & Co.	14,876		1,616,128
General Electric Co.	61,241		2,165,482
Joy Global, Inc.	25,235		1,082,582
UTI Worldwide, Inc.	39,820		978,776
Total Industrials			8,769,755
Information Technology - 26.4%
BEA Systems, Inc. *	114,990		1,332,734
Broadcom Corp., Class A *	32,125		1,030,249
Brocade Communications Systems, Inc.*	192,436		1,831,991
Cisco Systems, Inc.*	62,662		1,599,761
Corning, Inc.*	60,640		1,378,954

Managers AMG Essex Large Cap Growth Fund -

3/31/2007 (unaudited)

Security Description	Shares		Value
Ericsson (LM) Tel Co., Sponsored ADR	23,947	[2]	888,194
Google, Inc.*	4,458		2,042,478
MEMC Electronic Materials, Inc.*	18,252		1,105,706
Network Appliance, Inc.*	16,749	[2]	611,673
QUALCOMM, Inc.	36,986		1,577,823
Seagate Technology, Inc.	27,505	[2]	640,866
THQ, Inc.*	30,728	[2]	1,050,590
Yahoo!, Inc.*	65,343	[2]	2,044,582
Total Information Technology			17,135,601
Materials - 1.0%
E.I. du Pont de Nemours & Co., Inc.	12,810	[2]	633,198
Telecommunication Services - 4.1%
American Tower Corp., Class A *	24,834	[2]	967,284
NII Holdings, Inc., Class B *	22,601	[2]	1,676,542
Total Telecommunication Services			2,643,826
Total Common Stocks (cost $55,001,667)			63,352,968
Other Investment Companies - 21.6%[1]
Bank of New York Institutional Cash Reserve Fund, 5.34% [3]	13,092,264		13,092,264
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	880,937		880,937
Total Other Investment Companies (cost $13,973,201)			13,973,201
Total Investments - 119.4% (cost $68,974,868)			77,326,169
Other Assets, less Liabilities - (19.4)%			(12,581,096)
Net Assets - 100%			$64,745,073

Managers Small Company Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
Common Stocks - 96.1%
Consumer Discretionary - 12.9%
1-800-FLOWERS.COM, Inc. *	23,959		$186,401
Aaron Rents, Inc.	5,035		133,125
Arbitron, Inc.	8,550		401,422
BJ’s Restaurants, Inc. *	4,200		88,746
Carter’s, Inc. *	6,550		165,977
Coldwater Creek, Inc. *	12,430	[2]	252,080
Denny’s Corp. *	15,480		75,852
DeVry, Inc.	14,620		429,097
Fred’s, Inc.	8,040		118,188
GameStop Corp. *	8,970		292,153
Guitar Center, Inc. *	4,350		196,272
Laureate Education, Inc. *	5,500	[2]	324,335
Life Time Fitness, Inc. *	6,255	[2]	321,570
Luby’s, Inc. *	9,390		91,740
Multimedia Games, Inc. *	16,330		194,327
O’Reilly Automotive, Inc. *	3,725		123,298
Penn National Gaming, Inc. *	3,400		144,228
Ruby Tuesday, Inc.	6,300	[2]	180,180
Service Corp. International *	52,250		619,685
Shuffle Master, Inc. *	11,600		211,700
Stride Rite Corp.	9,400		144,666
Tractor Supply Co.	6,880	[2]	354,320
Total Consumer Discretionary			5,049,362
Consumer Staples - 2.4%
Boston Beer Co., Inc. *	4,120		137,402
Central European Distribution Corp. *	5,551		161,590
Elizabeth Arden, Inc. *	7,800		170,196
Performance Food Group Co. *	9,900		305,613
Sunopta, Inc. *	8,590		102,221
Susser Holdings Corp. *	2,870		49,794
Total Consumer Staples			926,816
Energy - 9.3%
Atwood Oceanics, Inc. *	3,600	[2]	211,284
Core Laboratories N.V. *	2,160		181,073
Delta Petroleum Corp. *	6,365	[2]	146,140
Foundation Coal Holdings, Inc.	8,070		277,124
GMX Resources, Inc. *	4,640		142,587
Niko Resources, Ltd.	4,700		341,737
Oceaneering International, Inc. *	3,800		160,056
OMI Corp.	14,700		394,842
Parallel Petroleum Corp. *	11,505		264,040
Seacor Holdings, Inc. *	2,500	[2]	246,000
Tidewater, Inc.	3,575	[2]	209,424
TODCO Class A *	8,600		346,838
Ultra Petroleum Corp. *	7,425	[2]	394,490
Warren Resources, Inc. *	25,070		326,662
Total Energy			3,642,297
Financials - 4.9%
Amcore Financial, Inc.	6,100		193,675
Boston Private Financial Holdings, Inc.	3,275		91,438
First Republic Bank	2,450		131,565
First State Bancorporation	11,200		252,560
HUB International, Ltd.	3,550		147,964
NorthStar Realty Finance Corp.	21,890		332,947
Signature Bank *	11,760		382,670
Tejon Ranch Co. *	2,600		122,980
UMB Financial Corp.	6,500		245,440
Total Financials			1,901,239
Health Care - 13.4%
Amedisys, Inc. *	4,400		142,692
America Service Group, Inc. *	11,130		185,537

Managers Small Company Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
Analogic Corp.	3,600		226,368
Arrow International, Inc.	4,400		141,504
Bio-Reference Labs, Inc. *	4,770		121,158
Cambrex Corp.	12,600		309,960
Cooper Companies, Inc., The	6,425		312,384
Covance, Inc. *	4,690		278,305
Endo Pharmaceuticals Holdings, Inc. *	8,860		260,484
HealthExtras, Inc. *	2,930		84,325
Inverness Medical Innovations, Inc. *	6,300		275,814
IRIS International, Inc. *	13,300		185,535
Pediatrix Medical Group, Inc. *	4,400		251,064
PSS World Medical, Inc. *	15,025	[2]	317,628
Resmed, Inc. *	5,895	[2]	296,931
Respironics, Inc. *	8,375		351,666
Rural/Metro Corp. *	45,310		342,090
Sonosite, Inc. *	19,200		542,592
Sunrise Senior Living, Inc. *	8,670	[2]	342,638
United Surgical Partners International, Inc. *	8,325		256,493
Total Health Care			5,225,168
Industrials - 18.9%
Actuant Corp., Class A	6,825		346,778
Alliant Techsystems, Inc. *	4,300	[2]	378,056
American Ecology Corp.	16,650		319,846
Carlisle Co., Inc.	3,750		160,988
Chicago Bridge & Iron Co. N.V.	11,325		348,244
ChoicePoint, Inc. *	4,425		165,628
Corrections Corp. of America *	5,882		310,628
CoStar Group, Inc. *	2,125		94,945
DRS Technologies, Inc.	6,800	[2]	354,756
EDO Corp.	14,350		375,970
Encore Wire Corp.	7,800		197,496
Florida East Coast Industries, Inc.	6,080		381,155
Healthcare Services Group	6,800		194,820
HIS, Inc., Class A *	5,200		213,772
K&F Industries Holdings, Inc. *	11,640		313,465
Kennametal, Inc.	7,150		483,412
Learning Tree International, Inc. *	16,900		190,125
Manitowoc Co., The	3,150		200,120
Mobile Mini, Inc. *	10,725		287,216
MSC Industrial Direct Co., Class A	6,900		322,092
Navigant Consulting, Inc. *	6,950		137,332
NCI Building Systems, Inc. *	4,550	[2]	217,217
Tetra Technologies, Inc. *	10,500		200,130
Toro Co.	7,800		399,672
UTI Worldwide, Inc.	10,380		255,140
Wabash National Corp.	9,130		140,785
Washington Group International, Inc.	3,350		222,507
Williams Scotsman International, Inc. *	9,180		180,479
Total Industrials			7,392,774
Information Technology - 28.1%
Actuate Corp. *	35,150		183,483
Acxiom Corp.	10,225		218,713
ADC Telecommunications, Inc. *	6,200		103,788
Aeroflex, Inc. *	22,210		292,062
Alliance Data Systems Corp. *	4,200		258,804
ANSYS, Inc. *	4,020		204,095
aQuantive, Inc. *	4,125	[2]	115,129
Arris Group, Inc. *	14,990		211,059
ATMI, Inc. *	9,725		297,293
Avocent Corp. *	13,150		354,656
Benchmark Electronics, Inc. *	10,725		221,578
Ceridian Corp. *	9,375	[2]	326,625
Concur Technologies, Inc. *	6,320		110,347

Managers Small Company Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
Cypress Semiconductor Corp. *	19,650		364,508
Diebold, Inc.	7,450		355,440
Diodes, Inc. *	2,875		100,194
DTS, Inc. *	15,810		383,076
Dycom Industries, Inc. *	12,850		334,871
Fair Isaac Corp.	11,300		437,084
FEI Co. *	5,550		200,133
Infocrossing, Inc. *	42,310		629,150
Insight Enterprises, Inc. *	14,805		266,194
Internap Network Services Corp. *	6,050		95,288
International Rectifier Corp *	3,725	[2]	142,332
Ixia, Inc. *	9,240		85,932
Macrovision Corp. *	7,850	[2]	196,642
Mantech International Corp., Class A *	2,440		81,520
MPS Group, Inc. *	13,870		196,260
NCI, Inc., Class A *	5,900		87,025
NICE Systems, Ltd. *	5,940		202,079
Occam Networks, Inc. *	6,030		67,355
Online Resources Corp. *	5,925		67,960
OPNET Technologies, Inc. *	9,925		134,087
Polycom, Inc. *	5,505		183,482
Powerwave Technologies, Inc. *	48,520		276,079
Progress Software Corp. *	6,975		217,620
Radisys Corp. *	9,225		150,736
RightNow Technologies, Inc. *	8,640		141,523
Rogers Corp. *	4,325		191,814
Sapient Corp. *	32,740		224,596
Silicon Image, Inc. *	32,950		268,872
Sirenza Microdevices, Inc. *	11,370		98,009
Sybase, Inc. *	16,600		419,648
Symmetricom, Inc. *	11,045		91,674
TALX Corp.	6,990		231,579
Tekelec *	4,030		60,087
Tessera Technologies, Inc. *	7,300		290,102
THQ, Inc. *	14,800	[2]	506,012
Valueclick, Inc. *	11,450	[2]	299,188
Total Information Technology			10,975,783
Materials - 3.7%
Albemarle Corp.	7,120		294,358
Eagle Materials, Inc.	4,100		182,983
Methanex Corp.	10,350		231,116
Nalco Holding Co. *	5,750		137,425
Schweitzer-Mauduit International, Inc.	4,600		114,310
Sensient Technologies Corp.	3,720		95,902
Silgan Holdings, Inc.	3,890		198,818
Tronox, Inc.- Class B	12,950		181,041
Total Materials			1,435,953
Telecommunication Services - 1.7%
Cbeyond Communications, Inc. *	4,985		146,210
Cincinnati Bell, Inc. *	98,570		463,279
NTELOS Holdings Corp. *	2,880		55,354
Total Telecommunication Services			664,843
Utilities - 0.7%
Westar Energy, Inc.	10,050		276,576
Total Common Stocks (cost $30,588,162)			37,490,811
Other Investment Companies - 16.3% [1]
Bank of New York Institutional Cash Reserve Fund, 5.34% [3]	4,974,319		4,974,319
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	1,390,558		1,390,558
Total Other Investment Companies (cost $6,364,877)			6,364,877
Total Investments - 112.4% (cost $36,953,039)			43,855,688

Managers Small Company Fund - 3/31/2007 (unaudited)

Security Description	Shares	Value
Other Assets, less Liabilities - (12.4)%		(4,827,644)
Net Assets - 100%		$39,028,044

Managers Special Equity Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
Common Stocks - 90.2%
Consumer Discretionary - 16.3%
Aftermarket Technology Corp.*	263,200		$6,390,496
American Axle & Manufacturing Holdings, Inc.	265,800		7,269,630
Applebee’s International, Inc.	388,125	[2]	9,617,738
Big 5 Sporting Goods Corp.	372,600		9,657,792
Big Lots, Inc.*	907,152	[2]	28,375,715
Buckle, Inc., The	30,900		1,103,130
Buffalo Wild Wings, Inc.*	52,800		3,363,360
CEC Entertainment, Inc.	72,800		3,024,112
Charlotte Russe Holding, Inc.*	96,150		2,775,850
Chipotle Mexican Grill, Inc. *	208,050		12,919,905
CKE Restaurants, Inc.	172,900	[2]	3,260,894
Crocs, Inc.*	103,300	[2]	4,880,925
Dana Corp.*	1,009,600		883,400
Deckers Outdoor Corp.*	60,000		4,261,200
DeVry, Inc.	848,800	[2]	24,912,280
Dick’s Sporting Goods, Inc. *	178,250	[2]	10,384,845
Dillard’s, Inc., Class A	831,200	[2]	27,205,176
Gaylord Entertainment Co., Class A *	161,233		8,524,389
Guess?, Inc.	106,550	[2]	4,314,210
Heelys, Inc.	169,500		4,973,130
IMAX Corp. *	774,500		3,903,480
ITT Educational Services, Inc.*	621,257		50,626,232
Jack in the Box, Inc. *	69,100	[2]	4,776,883
Jo-Ann Stores, Inc.	214,575		5,847,169
Jos. A. Bank Clothiers, Inc.*	334,790		11,834,826
MarineMax, Inc.*	203,200		4,710,176
McCormick & Schmick’s Seafood Restaurants, Inc.*	25,600		686,336
Men’s Wearhouse, Inc.	140,100	[2]	6,591,705
Nautilus Group, Inc.*	441,100	[2]	6,806,173
Orient-Express Hotels Ltd.	304,900		18,239,118
P.F. Chang’s China Bistro, Inc.	179,200	[2]	7,504,896
Perry Ellis International, Inc.	34,600		1,106,854
Priceline.com, Inc. *	103,700	[2]	5,523,062
Rare Hospitality International, Inc.*	140,700		4,233,663
Rent-A-Center, Inc. *	112,800	[2]	3,156,144
Ross Stores, Inc.	930,000	[2]	31,992,000
Ruby Tuesday, Inc.	510,900	[2]	14,611,740
Ruth’s Chris Steak House, Inc.*	311,850		6,349,266
Saks, Inc.	1,023,000	[2]	21,319,320
Steak n Shake Co., The *	117,200		1,965,444
Stride Rite Corp.	67,300		1,035,747
Syntax-Brillian Corp.*	511,400	[2]	4,295,760
Talbots, Inc.	323,100	[2]	7,631,622
Texas Roadhouse, Inc., Class A *	160,150		2,282,138
Under Armour, Inc., Class A *	202,125		10,369,012
Universal Eletronics, Inc.	30,900		860,874
Visteon Corp. *	4,395,300		37,535,862
Warnaco Group, Inc., The*	478,600		13,592,240
Youbet.com, Inc.*	777,200		2,331,600
Total Consumer Discretionary			469,817,519
Consumer Staples - 0.5%

Managers Special Equity Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
Bare Escentuals, Inc. *	81,150	[2]	2,910,850
NBTY, Inc. *	111,000		5,887,441
Playtex Products, Inc. *	85,500		1,160,235
Ralcorp Holdings, Inc. *	67,300	[2]	4,327,390
Total Consumer Staples			14,285,916
Energy - 3.0%
Carrizo Oil & Gas, Inc. *	97,675		3,414,718
Comstock Resources, Inc.*	503,400	[2]	13,783,092
Dawson Geophysical Co.	38,200		1,892,046
Edge Petroleum Corp.	247,200	[2]	3,094,944
Houston Exploration Co.*	140,700		7,590,765
Key Energy Services, Inc.*	409,100		6,688,785
Matrix Service Co.	91,000		1,840,930
Newfield Exploration Co. *	67,700		2,823,767
Overseas Shipholding Group, Inc.	84,768	[2]	5,306,477
Parallel Petroleum Corp.*	110,425		2,534,254
Parker Drilling, Co.*	252,900		2,374,731
Petroquest Energy, Inc. *	296,250		3,463,162
Pogo Producing Co.	484,200	[2]	23,290,020
Stone Energy Corp. *	153,200		4,548,508
W-H Energy Services, Inc.*	92,800	[2]	4,337,472
Total Energy			86,983,671
Financials - 13.8%
Amcore Financial, Inc.	20,000		635,000
American Financial Group, Inc.	232,950	[2]	7,929,618
American National Insurance Co.	68,950	[2]	8,820,774
American Physicians Capital, Inc. *	25,450		1,020,036
Argonaut Group, Inc.*	34,600		1,119,656
Arthur J. Gallagher & Co.	67,800	[2]	1,920,774
Aspen Insurance Holdings, Ltd.	385,600		10,106,576
BankUnited Financial Corp., Class A	601,088		12,749,076
BioMed Realty Trust, Inc.	52,800	[2]	1,388,640
Brown & Brown, Inc.	530,200		14,341,910
Chittenden Corp.	396,400		11,967,316
CompuCredit Corp. *	252,700	[2]	7,889,294
Cowen Group, Inc.*	368,553		6,132,722
Delphi Financial Group, Inc., Class A	214,250		8,619,278
Downey Financial Corp.	393,380		25,388,745
Entertainment Properties Trust	23,900	[2]	1,439,975
First Cash Financial Services, Inc.*	98,300		2,190,124
GFI Group, Inc. *	194,150	[2]	13,196,376
Hanover Insurance Group, Inc.	231,900		10,695,228
Harleysville Group, Inc.	18,600		604,314
Hilb, Rogal & Hamilton Co.	305,500		14,984,775
Inland Real Estate Corp.	78,200	[2]	1,434,188
International Securities Exchange, Inc.*	53,600		2,615,680
Investment Technology Group, Inc. *	101,900		3,994,480
iStar Financial, Inc.	333,500		15,617,805
Lazard, Ltd., Class A	357,025		17,915,514
Longview Fibre Co.	658,008		16,206,737
MCG Capital Corp.	541,978		10,167,507
Meadowbrook Insurance Group, Inc. *	74,600		819,854
MI Developments, Inc., Class A	1,589,100	[2]	59,416,448

Managers Special Equity Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
National Western Life Insurance Co., Class A	12,000		2,937,600
Navigators Group, Inc.*	12,700		637,159
Philadelphia Consolidated Holding Co. *	116,500	[2]	5,124,835
Phoenix Companies, Inc., The *	131,000	[2]	1,818,280
Portfolio Recovery Associates, Inc. *	85,500		3,817,575
Preferred Bank *	22,200		870,462
ProAssurance Corp. *	34,600	[2]	1,769,790
Prosperity Bancshares, Inc.	263,200		9,143,568
Provident Bankshares Corp.	195,365	[2]	6,419,694
RAM Holdings, Ltd. *	461,200		7,033,300
Reinsurance Group of America, Inc.	242,300		13,985,556
Safety Insurance Group, Inc.	18,200		730,184
SeaBright Insurance Holdings, Inc. *	396,435		7,294,404
South Financial Group, Inc., The	300,000		7,416,000
St. Joe Co., The	70,400		3,682,624
Sterling Financial Corp.	424,940		13,253,879
Sunstone Hotel Investors, Inc.	56,400	[2]	1,537,464
Tower Group, Inc.	74,700		2,406,834
TradeStation Group, Inc.*	351,700		4,427,903
Triad Guaranty, Inc. *	70,282		2,910,378
UCBH Holdings, Inc.	212,900	[2]	3,964,198
United PanAm Financial Corp.*	226,700		2,833,750
World Acceptance Corp. *	69,100		2,760,545
Total Financials			398,104,402
Health Care - 9.0%
Allscripts Healthcare Solutions, Inc.*	229,100	[2]	6,142,171
Amedisys, Inc.*	103,700		3,362,991
AMERIGROUP Corp.*	116,500	[2]	3,541,600
Applera Corp - Celera Genomics Group *	401,300	[2]	5,698,460
Cardica, Inc.*	154,500		840,480
Centene Corp.*	581,000		12,195,190
Cepheid, Inc.*	521,800		6,198,984
Charles River Laboratories International, Inc.*	335,616		15,525,596
Cholestech Corp. *	34,600		596,504
Conceptus, Inc.*	204,025		4,080,500
Cross Country Healthcare, Inc.*	590,725		10,768,917
Cubist Pharmaceuticals, Inc.*	148,300		3,272,981
Cutera, Inc.*	80,100		2,898,819
Digene Corp.*	242,600	[2]	10,288,666
Gen-Probe, Inc.*	281,700		13,262,436
Greatbatch, Inc.*	45,600		1,162,800
Harvard Bioscience, Inc.*	427,402		2,060,078
Hologic, Inc.*	270,950	[2]	15,617,558
Illumina, Inc.*	361,000	[2]	10,577,300
IMS Health, Inc.	760,081	[2]	22,544,003
Integra LifeSciences Holdings Corp.*	50,900	[2]	2,320,022
Intuitive Surgical, Inc.*	120,050	[2]	14,594,478
inVentiv Health, Inc.*	123,700		4,736,473
Inverness Medical Innovations, Inc. *	307,725		13,472,200
Lincare Holdings, Inc.*	212,100	[2]	7,773,465
Medcath Corp. *	41,900		1,143,870
Meridian Bioscience, Inc.	60,000		1,665,600
NxStage Medical, Inc.*	280,000		3,729,600

Managers Special Equity Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
Omnicell, Inc.*	843,025		17,636,083
Parexel International Corp.*	58,200		2,093,454
PharmaNet Development Group, Inc.*	78,200		2,033,200
Phase Forward, Inc.*	201,300		2,643,069
Psychiatric Solutions, Inc. *	171,000	[2]	6,893,010
Sciele Pharma, Inc.*	187,400		4,437,632
Universal Health Services, Inc., Class B	170,000		9,734,200
Varian, Inc. *	61,900	[2]	3,606,294
Viasys Healthcare, Inc.*	43,700		1,485,363
WellCare Health Plans, Inc.*	89,100	[2]	7,595,775
West Pharmaceutical Services, Inc.	38,200	[2]	1,773,626
Total Health Care			260,003,448
Industrials - 16.7%
AAR Corp.*	338,175		9,320,103
Acco Brands Corp.	10,200		245,718
Advisory Board Co., The *	34,600		1,751,452
Air France KLM, ADR	948,178		43,246,398
Airtran Holdings, Inc. *	327,991		3,368,468
Alaska Airgroup, Inc. *	615,000		23,431,500
Allegiant Travel Co.*	191,225		6,023,588
American Commercial Lines, Inc. *	233,650		7,348,292
Axsys Technologies, Inc.*	316,150		4,988,847
BE Aerospace, Inc.*	400,750	[2]	12,703,775
Bucyrus International, Inc.	152,425		7,849,888
Carlisle Co., Inc.	208,400	[2]	8,946,612
Cascade Corp.	32,800		1,964,064
Ceradyne, Inc.*	150,600	[2]	8,243,844
Consolidated Graphics, Inc.*	184,600		13,669,630
Corrections Corp. of America*	189,150		9,989,012
Crane Co.	330,900		13,374,977
Curtiss-Wright Corp.	158,900		6,124,006
Dynamic Materials Corp.	12,375		404,910
EMCOR Group, Inc.*	191,900	[2]	11,318,262
Force Protection, Inc.*	608,925		11,423,433
Genco Shipping & Trading, Ltd.	64,950		2,064,111
Genlyte Group, Inc. *	40,000		2,822,000
H&E Equipment Services, Inc.*	273,375		5,877,562
Heidrick & Struggles International, Inc. *	213,600		10,348,920
Hub Group, Inc. *	134,700		3,904,953
Infrasource Services, Inc. *	288,375		8,804,089
Interpool, Inc.	357,000		8,717,940
Kaydon Corp.	67,300	[2]	2,864,288
Knoll, Inc.	118,300		2,819,089
Korn/Ferry International *	72,800		1,670,032
Layne Christensen Co.*	29,775		1,084,406
Lydall, Inc. *	202,800		3,222,492
Manitowoc Co., The	191,900		12,191,407
Middleby Corp., The *	25,500		3,361,920
Moog, Inc., Class A *	38,200	[2]	1,591,030
Navigant Consulting, Inc.*	568,000		11,223,680
NCI Building Systems, Inc. *	252,700		12,063,898
Perini Corp.*	314,800		11,603,528
Precision Castparts Corp.	160,200	[2]	16,668,810

Managers Special Equity Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
Quanta Services, Inc.*	425,875	[2]	10,740,568
Raven Industries, Inc.	131,700		3,694,185
Regal-Beloit Corp.	60,000	[2]	2,782,800
Republic Airways Holdings, Inc.*	52,800		1,212,288
Ryder System, Inc.	78,200		3,858,388
Sea Containers, Ltd., Class A *	403,900		270,613
Sequa Corp., Class A *	99,600		11,929,092
Sequa Corp., Class B *	38,300		4,634,300
Skywest, Inc.	288,460		7,739,382
Spherion Corp.*	615,800		5,431,356
Stanley, Inc. *	176,800		2,758,080
Tecumseh Products Co., Class B *	191,688		1,914,963
Teledyne Technologies, Inc.*	61,900		2,317,536
Tennant Co.	73,800		2,323,962
Tetra Technologies, Inc.*	676,300		12,890,278
Toro Co.	218,900	[2]	11,216,436
Trinity Industries, Inc.	501,975	[2]	21,042,791
United Rentals, Inc. *	333,500	[2]	9,171,250
URS Corp.*	230,850		9,831,902
Valmont Industries, Inc.	32,400		1,873,692
Wabtec Corp.	94,600	[2]	3,262,754
Walter Industries, Inc.	281,400		6,964,650
Washington Group International, Inc.	177,550		11,792,871
Watson Wyatt & Co.	65,500	[2]	3,186,575
Total Industrials			481,481,646
Information Technology - 27.5%
Acacia Research Corp.*	239,619		3,790,773
ADC Telecommunications, Inc.*	289,200	[2]	4,841,208
Advanced Energy Industries, Inc.*	85,500		1,798,920
Airspan Networks, Inc.*	1,439,219		5,469,032
AMIS Holdings, Inc. *	626,049		6,855,237
Anaren Microwave, Inc.*	206,100		3,629,421
Andrew Corp.*	979,700	[2]	10,375,023
ANSYS, Inc. *	307,700		15,621,929
Applied Micro Circuits Corp. *	1,745,900		6,372,535
aQuantive, Inc. *	276,200	[2]	7,708,742
Arris Group, Inc.*	1,351,625		19,030,880
Aspen Technology, Inc.*	912,475		11,862,175
ATMI, Inc.*	640,200		19,570,914
AudioCodes, Ltd.*	912,600		6,169,176
Benchmark Electronics, Inc.*	225,350		4,655,731
Bottomline Technologies, Inc. *	61,900		674,710
Brocade Communications Systems, Inc.*	555,000		5,283,600
Cabot Microelectronics Corp. *	58,400		1,956,984
CalAmp Corp. *	512,800		4,425,464
C-Cor, Inc.	204,100		2,828,826
Checkpoint Systems, Inc.*	496,100		11,737,726
Ciena Corp. *	417,200	[2]	11,660,740
CommScope, Inc. *	230,100	[2]	9,871,290
CommVault Systems, Inc.*	200,900		3,254,580
Daktronics, Inc. *	105,600	[2]	2,897,664
Diebold, Inc.	99,000		4,723,290
Diodes, Inc.*	98,300		3,425,755

Managers Special Equity Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
Dycom Industries, Inc.*	728,750		18,991,225
eCollege.com, Inc.*	515,200		9,247,840
eFunds Corp. *	364,100	[2]	9,706,906
Electronics for Imaging, Inc.*	359,081	[2]	8,420,449
EMCORE Corp. *	936,200		4,681,000
Equinix, Inc. *	280,200		23,993,525
Exfo Electro-Optical Engineering, Inc.*	1,438,738		8,905,788
Fairchild Semiconductor International, Inc.*	843,700		14,106,664
FEI Co. *	798,200		28,783,092
Formfactor, Inc. *	376,000	[2]	16,826,000
Global Payments, Inc.	137,000	[2]	4,666,220
Greenfield Online, Inc.	40,100		637,590
Harmonic, Inc.*	196,500		1,929,630
Harris Stratex Networks, Inc.*	237,122		4,550,371
Hittite Microwave Corp.*	254,325		10,216,235
Hutchinson Technology, Inc. *	670,000		15,644,500
Identity Solutions, Inc. *	700,925		11,572,272
Interwoven, Inc.*	72,800		1,230,320
IXYS Corp.*	320,800		3,281,784
Macrovision Corp.*	109,600	[2]	2,745,480
Manhattan Associates, Inc.*	58,200		1,596,426
MPS Group, Inc.*	311,200		4,403,480
Net 1 Ueps Technologies, Inc. *	387,800	[2]	9,648,464
Netgear, Inc.	131,000		3,737,430
NICE Systems, Ltd.*	151,275		5,146,376
Novatel Wireless, Inc.	172,900		2,773,316
Nuance Communications, Inc. *	1,389,500	[2]	21,273,245
Openwave Systems, Inc. *	446,286		3,637,231
Oplink Communications, Inc.*	54,600		981,162
Parametric Technology Corp.*	772,620	[2]	14,749,316
Park Electrochemical Corp.	58,200		1,578,384
Paxar Corp.*	136,700		3,923,290
Perficient, Inc.*	498,400		9,858,352
Perot Systems Corp. *	953,510		17,039,224
Photon Dynamics, Inc.*	606,500		7,647,965
Plexus Corp. *	145,900		2,502,185
Polycom, Inc. *	344,025		11,466,353
Power Integrations, Inc. *	678,800		15,374,820
RADVision Ltd. *	291,275		6,874,090
Rogers Corp. *	153,400		6,803,290
Rudolph Technologies, Inc. *	380,300		6,632,432
Salesforce.com, Inc.*	74,000	[2]	3,168,680
Scopus Video Neworks, Ltd.*	688,200		3,791,982
Semiconductor Manufacturing International Corp.*	5,592,500	[2]	38,700,100
SkillSoft PLC *	252,700		2,112,572
Smart Modular Technologies, Inc.*	895,826		11,457,615
Solectron Corp.*	4,318,200	[2]	13,602,330
Spansion, Inc., Class A*	2,571,200	[2]	31,342,928
Super Micro Computer, Inc.	187,200		1,682,928
Switch and Data, Inc. *	319,025		5,780,733
SYNNEX Corp.*	330,900		7,028,316
Synopsys, Inc. *	356,400		9,348,372
Syntel, Inc. *	27,400	[2]	949,410

Managers Special Equity Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
Tech Data Corp.*	685,000	[2]	24,529,850
Terayon Communication Systems, Inc.* [5]	5,597,600		9,795,800
THQ, Inc.*	128,600	[2]	4,396,834
Transaction Systems Architects, Inc.*	123,800		4,009,882
Trident Microsystems, Inc.*	408,800	[2]	8,200,528
Triquint Semiconductor, Inc.*	1,446,700		7,233,500
Valueclick, Inc. *	298,100	[2]	7,789,353
VeriFone Holdings, Inc. *	166,200	[2]	6,104,526
Vishay Intertechnology, Inc. *	713,900	[2]	9,980,322
Vocus, Inc.	32,800		660,264
WebEx Communications, Inc. *	297,600		16,921,536
WNS Holdings, Ltd.*	96,100	[2]	2,800,354
Wright Express Corp. *	439,800		13,339,134
Zygo Corp.*	58,200		931,782
Total Information Technology			793,935,678
Materials - 1.4%
AptarGroup, Inc.	54,700		3,661,071
Cytec Industries, Inc.	281,400	[2]	15,825,936
Greif, Inc.	21,800	[2]	2,422,198
Hercules, Inc. *	176,500		3,448,810
Metal Management, Inc.*	66,825	[2]	3,087,315
Quanex Corp.*	89,200	[2]	3,777,620
Rock-Tenn Co.	38,200		1,268,240
Spartech Corp.	49,100		1,440,594
Symyx Technologies, Inc.*	256,300		4,541,636
Total Materials			39,473,420
Telecommunication Services - 1.4%
Aruba Networks, Inc.	174,157	[2]	2,554,883
Cincinnati Bell, Inc. *	1,863,819		8,759,949
Cogent Communications Group, Inc. *	444,675		10,507,670
General Communication, Inc., Class A *	878,100		12,293,400
InPhonic, Inc. *	493,506		5,379,216
Total Telecommunication Services			39,495,118
Utilities - 0.6%
Avista Corp.	703,000		17,033,690
Total Common Stocks (cost $2,023,818,490)			2,600,614,508
Warrants - 0.4%
Air France, ADR (cost $1,361,928)	861,980		11,507,433
Other Investment Companies - 27.7% [1]
Bank of New York Institutional Cash Reserve Fund, 5.34% [3]	530,953,244		530,953,244
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	231,650,327		231,650,327
Vanguard Prime Money Market Fund, Institutional Class Shares, 5.24%	34,475,023		34,475,023
Total Other Investment Companies (cost $797,078,594)			797,078,594
Total Investments - 118.3% (cost $2,822,259,012)			3,409,200,535
Other Assets, less Liabilities - (18.3)%			(526,774,901)
Net Assets - 100%			$2,882,425,634

Managers International Equity Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
Common Stocks - 94.0%
Consumer Discretionary - 11.5%
Accor SA (France)	16,101		$1,540,614
Aristocrat Leisure, Ltd. (Australia)	30,525		404,198
Carphone Warehouse Group, The (United Kingdom)	152,319	[2]	834,263
Compagnie Generale des Etablissements Michelin (France)	8,400		928,727
Continental AG (Germany)	6,291		813,088
Ctrip.com International, Ltd. (China)	12,500	[2]	837,312
DaimlerChrylser Ag (Germany)	17,867		1,461,787
Daiwa House Industry Co., Ltd. (Japan)	69,000		1,127,345
Focus Media Holding, Ltd. (Cayman Islands)*	7,800	[2]	611,988
George Wimpey PLC (United Kingdom)	89,700		1,121,158
Hirco PLC (South Africa)	40,800		324,364
Hyundai Mobis (South Korea)	7,700		660,688
KarstadtQuelle AG (Germany)*	48,645		1,788,835
Kesa Electricals PLC (United Kingdom)	166,031		1,107,381
Kingfisher PLC (United Kingdom)*	13,126		72,042
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)	11,966		456,091
LG Electronics, Inc. (South Korea)	16,540		1,124,796
Pearson PLC (United Kingdom)	71,053		1,222,451
Rakuten, Inc. (Japan)	2,930		1,388,464
Renault SA (France)	23,200		2,718,986
Sharp Corp. (Japan)	77,000		1,480,687
Suzuki Motor Co., Ltd. (Japan)	8,700		225,153
Swatch Group AG, The (Switzerland)	15,649		839,071
Toyota Motor Corp. (Japan)	27,200		1,741,913
Volkswagen AG (Germany)*	6,450		967,994
Wolters Kluwer NV (Netherlands)	34,800		1,044,011
Yamada Denki Co., Ltd. (Japan)	5,290		490,713
Total Consumer Discretionary			27,334,120
Consumer Staples - 10.6%
Aeon Co., Ltd. (Japan)	26,300		521,562
Boots Group, PLC (United Kingdom)	29,675		599,906
British American Tobacco PLC (United Kingdom)	30,000		941,293
Diageo PLC (United Kingdom)	60,912		1,234,725
Fomento Economico Mexicano SA de CV (Mexico)	1,500		165,585
Heineken N.V. (Netherlands)	22,146		1,157,911
Interbrew (Belgium)	18,155		1,317,334
J Sainsbury PLC (United Kingdom)	207,300		2,242,837
Japan Tobacco, Inc. (Japan)	673		3,299,255
Koninklijke Ahold NV (Netherlands)*	119,359		1,401,466
L’Oreal SA (France)	9,000		983,023
Metro AG (Germany)	3,800		269,201
Nestle SA, Registered (Switzerland)	5,347		2,083,612
Reckitt Benckiser PLC (United Kingdom)	35,399		1,846,019
Royal Numico NV (Netherlands)	28,578		1,474,009
Seven & I Holdings Co., Ltd. (Japan)	39,000		1,182,321
Tesco PLC (United Kingdom)	378,887		3,315,877
Unilever NV (Netherlands)*	36,888		1,077,356
Uni-President Enterprises Corp. (Taiwan)	231,000		220,730
Total Consumer Staples			25,334,022
Energy - 6.2%
BP PLC (United Kingdom)	166,400		1,798,566
Canadian Natural Resources, Ltd. (Canada)	19,500		1,076,765
China Petroleum and Chemical Corp., Class H (Hong Kong)	924,000		779,951
China Shenhua Energy Co., Ltd. (China)	359,000		861,581
EnCana Corp. (Canada)	17,768		898,788
Eni S.p.A. (Italy)	63,700		2,072,914
MOL Magyar Olaj-es Gazipari Rt. (Hungary)	6,100		698,589

Managers International Equity Fund - 3/31/2007 (unaudited)

Security Description	Shares	Value
OAO Gazprom- Sponsored ADR (Russia)*	2,800	116,340
Petroleo Brasileiro S.A. (Brazil)	14,400	1,286,640
Petroplus Holdings AG (Switzerland)*	5,140	365,889
Repsol YPF, S.A. (Spain)	23,900	805,346
Suncor Energy, Inc. (Canada)*	4,900	372,858
TOTAL SA (France)	55,352	3,866,925
Total Energy		15,001,152
Financials - 28.1%
Admiral Group PLC (United Kingdom)	11,800	267,122
Allianz AG (Germany)	7,500	1,534,420
Amvescap PLC (United Kingdom)	133,527	1,472,878
Aviva PLC (United Kingdom)	96,100	1,419,963
Axa Group (France)	7,966	338,775
Bank of East Asia, Ltd. (Hong Kong)	69,600	404,726
Barclays PLC (United Kingdom)	93,700	1,328,639
BNP Paribas SA (France)	18,340	1,918,269
CapitaLand Ltd. (Singapore)	230,000	1,209,370
Cathay Financial Holding Co., Ltd. (Taiwan)	105,000	217,555
China Overseas Land & Investment Ltd. (Hong Kong)	952,000	1,192,640
Chinatrust Financial Holding Co (Taiwan)	281,000	219,285
Credit Agricole SA (France)	29,875	1,167,726
Credit Suisse Group (Switzerland)	39,211	2,822,749
Daiwa Securities Group, Inc. (Japan)	80,000	961,398
DBS Group Holdings, Ltd. (Singapore)	105,000	1,477,698
Deutsche Boerse AG (Germany)	7,605	1,742,843
Deutsche Postbank AG (Germany)	7,900	686,046
Erste Bank Der Oesterreichischen AG (Austria)	7,117	554,335
Fondiaria-Sai SpA (Italy)	19,200	826,201
Fortis (Belgium)	30,000	1,371,961
Friends Provident PLC (United Kingdom)	29,900	113,392
Hana Financial Group, Inc. (South Korea)	1,300	67,128
HBOS PLC (United Kingdom)	96,800	2,001,269
HDFC Bank Ltd. (India)	15,700	340,400
Henderson Land Development Co., Ltd. (Hong Kong)	155,000	903,789
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	184,000	1,786,566
Indiabulls Real Estate, Ltd. (India)	11,700	80,391
ING Groep NV (Netherlands)	59,617	2,522,206
Julius Baer Holding AG (Switzerland)	8,680	1,189,602
KBC Bank & Insurance Group, Inc. (Belgium)	5,140	640,086
Kennedy-Wilson Japan (Japan)	40	203,545
KK DaVinci Advisors (Japan)*	295	313,578
Kookmin Bank (South Korea)	19,874	1,787,179
Leopalace21 Corp (Japan)	11,600	383,011
Man Group plc (United Kingdom)	150,310	1,643,402
Millea Holdings, Inc. (Japan)	10,100	372,187
Mitsubishi Estate Co., Ltd. (Japan)	72,000	2,354,690
Mitsui Fudosan Co., Ltd. (Japan)	76,000	2,221,735
Muenchener Rueckversicherungs AG (Germany)	16,600	2,803,111
Nikko Cordial Corp. (Japan)	23,000	326,671
Nomura Holdings, Inc. (Japan)	66,000	1,368,344
ORIX Corp. (Japan)	13,720	3,559,853
Prudential Corp., PLC (United Kingdom)	95,903	1,355,157
Royal Bank of Scotland Group PLC (United Kingdom)	56,600	2,215,800
Shanghai Forte Land Company Ltd. (Hong Kong)	224,000	93,257
Shun TAK Holdings, Ltd. (Hong Kong)	590,000	782,013
Sino Land Co. (Hong Kong)	170,300	365,607
Societe Generale (France)	11,340	1,960,784
Standard Chartered, PLC. (United Kingdom)	41,100	1,187,301
Sumitomo Mitsui Financial Group, Inc. (Japan)	194	1,756,378

Managers International Equity Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
Sumitomo Realty & Development Co., Ltd. (Japan)	91,000		3,437,088
Sun Hung Kai Properties, Ltd. (Hong Kong)	74,000		855,183
Swiss Reinsurance (Switzerland)	4,140		378,818
T&D Holdings Inc (Japan)	15,150		1,040,498
Unibail (France)	4,921		1,496,105
Zurich Financial Services AG (Switzerland)	1,300	[2]	375,929
Total Financials			67,416,652
Health Care - 5.2%
Actelion, Ltd. (Switzerland)*	2,741		638,822
AstraZeneca PLC (United Kingdom)	16,100		867,935
Eisai Co., Ltd. (Japan)	4,700		225,239
Elan Corp., PLC -Sponsored ADR (Ireland)*	80,400	[2]	1,068,516
Essilor International SA (France)	3,132		360,279
Fresenius Medical Care AG (Germany)	10,680		1,553,013
GlaxoSmithKline PLC (United Kingdom)	60,200		1,661,710
Nobel Biocare Holding AG (Switzerland)	3,480		1,269,345
Novartis AG (Switzerland)	12,600	[2]	703,913
Roche Holding AG (Switzerland)*	3,000		532,909
Sanofi-Synthelabo SA (France)	26,725		2,325,447
Smith & Nephew PLC (United Kingdom)	99,659		1,268,263
Total Health Care			12,475,391
Industrials - 9.5%
ABB Ltd. (Switzerland)*	106,594		1,837,731
Air France-KLM (France)	15,200		695,221
Alfa Laval AB (Sweden)*	4,200		217,298
ALSTOM (France)*	6,341		824,332
BAE Systems PLC (United Kingdom)	117,500		1,065,130
Brambles, Ltd. (Australia)*	34,285		377,180
Dai Nippon Printing Co., Ltd. (Japan)	42,000		659,185
Deutsche Lufthansa AG (Germany)	41,400		1,124,854
European Aeronautic Defense and Space Co. (Netherlands)	41,820		1,299,985
FANUC, Ltd. (Japan)	7,300		676,386
Far Eastern Textile Co., Ltd. (Taiwan)	264,000		226,560
Gamesa Corporacion Tecnologica, S.A. (Spain)*	3,580		129,601
Hutchison Whampoa, Ltd. (Hong Kong)	108,000		1,037,208
MAN AG (Germany)*	3,328		388,139
Michael Page International PLC (United Kingdom)*	29,807		314,539
Mitsubishi Heavy Inds., Ltd. (Japan)	141,000		909,228
Mitsui O.S.K. Lines, Ltd. (Japan)	142,000		1,572,276
Rolls-Royce Group PLC (United Kingdom)*	103,729		1,011,808
Rolls-Royce Class B (United Kingdom)	6,140,757		12,084
RT Group PLC (United Kingdom)*	360,539		28,379
Ryanair Holdings PLC (Ireland)*	27,900	[2]	1,249,641
Safran SA (France)	16,801		412,345
Sandvik AB (Sweden)*	43,000		765,801
Siemens AG (Germany)	19,549		2,093,688
SNC-Lavalin Group, Inc. (Canada)	22,400		641,441
Sumitomo Heavy Industries Corp. (Japan)	69,000		684,919
Tostem Inax Holding Corp. (Japan)	32,000		692,078
Vestas Wind Systems A/S (Denmark)*	17,900		997,832
Yamato Transport Co., Ltd. (Japan)	62,000		997,691
Total Industrials			22,942,560
Information Technology - 5.7%
ARM Holdings PLC (United Kingdom)	312,047		822,479
ASML Holding N.V. (Netherlands)*	50,425		1,247,766
Au Optronics Corp., Sponsored ADR (Taiwan)	29,760	[2]	425,568
Business Objects SA (France)*	2,900		105,216
Compal Electronics, Inc. (Taiwan)*	11,712		49,548
Ericsson (LM), Class B (Sweden)	416,000		1,542,230

Managers International Equity Fund - 3/31/2007 (unaudited)

Security Description	Shares		Value
HON HAI Precision Industry Co., Ltd. (Taiwan)	25,344		340,043
Iliad SA (France)	9,950		1,040,866
Infineon Technologies AG (Germany)*	102,014		1,588,620
Logitech International SA (Switzerland)*	24,741		689,856
Nintendo Co., Ltd. (Japan)	2,400		696,388
Nokia Oyj (Finland)*	37,048		853,660
Research In Motion, Ltd. (Canada)*	13,000	[2]	1,774,370
Samsung Electronics Co., Ltd. (South Korea)	1,700		1,013,580
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	136,412	[2]	1,466,429
Total Information Technology			13,656,619
Materials - 10.5%
Air Liquide Sante International (France)	4,401		1,071,072
Barrick Gold Corp. (Canada)	48,486		1,383,394
BASF AG (Germany)	25,419		2,860,316
Buzzi Unicem SPA (Italy)	16,417		500,200
Cameco Corp. (Canada)	18,200		745,108
Compania Vale do Rio Doce - ADR (Brazil)	24,900	[2]	921,051
Gold Fields, Ltd. (South Africa)	65,500		1,207,018
Goldcorp, Inc. (Canada)	43,600		1,046,476
Impala Platinum Holdings, Ltd. (South Africa)	22,400	[2]	704,229
JFE Holdings, Inc. (Japan)	37,700		2,226,078
Lonza Group AG (Switzerland)	3,900		375,334
Meridan Gold, Inc. (Canada)*	37,700		962,664
Mitsubishi Chemical Holdings Corp. (Japan)*	75,500		641,620
Mitsui Petrochemical Industries, Inc. (Japan)	70,000		609,955
Mittal Steel Co. NV (Netherlands)	27,609		1,468,141
POSCO (South Korea)	2,470		1,029,704
Potash Corp. of Saskatchewan (Canada)	4,700		751,671
Salzgitter AG (Germany)	9,487		1,386,762
Svenska Cellulosa AB (Sweden)	19,400		1,038,600
Taiwan Fertilizer Co., Ltd. (Taiwan)	120,000		198,962
Wacker Chemie AG (Germany)*	7,807		1,358,307
Xstrata PLC (United Kingdom)	53,072		2,725,662
Total Materials			25,212,324
Telecommunication Services - 3.1%
America Movil , S.A. de C.V. (Mexico)	8,700		415,773
Bharti Tele-Ventures Ltd. (India)*	21,200		370,764
China Netcom Group Corp Hong K (Hong Kong)	316,000		821,447
Millicom International Cellular S.A. (Luxembourg)	800		62,688
Nippon Telegraph & Tel Corp. (Japan)	149		787,077
Rogers Communications- Class B (Canada)	23,300		762,674
Softbank Corp. (Japan)	54,500		1,395,884
Vodafone Group PLC (United Kingdom)	1,094,599		2,926,802
Total Telecommunication Services			7,543,109
Utilities - 3.6%
E.ON AG (Germany)	12,800		1,742,508
Hong Kong & China Gas Co., Ltd. (Hong Kong)	527,000		1,176,318
National Grid PLC (United Kingdom)	65,061		1,026,713
RWE AG (Germany)	12,050		1,273,868
Tokyo Electric Power Co., Inc., The (Japan)	16,000		546,176
Tokyo Gas Co, Ltd. (Japan)	104,000		578,040
Veolia Environment (France)	31,200		2,322,276
Total Utilities			8,665,899
Total Common Stocks (cost $161,066,842)			225,581,848
Other Investment Companies - 0.3%
StreetTRACKS Gold Trust. (United States) (cost $698,653)	11,400	[2]	749,436
Warrants - 0.6%
China Overseas Land & Investment (Hong Kong)	119,000		78,739
Silicon Precision Industries Co. (Luxembourg)	311,400		571,419

Managers International Equity Fund - 3/31/2007 (unaudited)

Security Description	Shares	Value
United Microelectronics Corp. (Luxembourg)	1,127,271	651,563
Total Warrants (cost $1,145,584)		1,301,721
Short-Term Investments - 8.2% [1]
Bank of New York Institutional Cash Reserve Fund, 5.34% [3]	8,441,421	8,441,421
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	11,342,197	11,342,197
Total Short-Term Investments (cost $19,783,618)		19,783,618
Total Investments - 103.1% (cost $182,694,697)		247,416,623
Other Assets, less Liabilities - (3.1)%		(7,347,956)
Net Assets - 100%		$240,068,667

Managers Emerging Markets Equity Fund - 3/31/2007

(unaudited)

Security Description	Shares		Value
Common Stocks - 93.8%
Consumer Discretionary - 6.4%
Consorcio ARA, S.A. de C.V. (Mexico)	1,568,800		$2,700,356
Grupo Televisa S. A. (Mexico)	95,200	[2]	2,836,960
Hyundai Motor Co., Ltd. (South Korea)	16,381		1,146,857
Net Servicos de Comunicacao SA (Brazil)*	132,400		1,791,638
Resorts World Berhad (Malaysia)	389,800		1,934,696
Total Consumer Discretionary			10,410,507
Consumer Staples - 6.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	69,200		1,999,188
IOI Corp., Berhad (Malaysia)	477,800		3,049,359
ITC, Ltd. (India)	630,056		2,191,020
OJSC Cherkizovo Group (a) (Russia)*	42,118		557,305
Shinsegae Co., Ltd. (South Korea)	3,462		1,983,946
Total Consumer Staples			9,780,818
Energy - 12.4%
China Petroleum and Chemical Corp., Class H (Hong Kong)	3,704,000		3,126,556
LUKOIL Holdings, ADR (Russia)	23,306		2,013,638
OAO Rosneft Oil Co. GDR (a) (Russia)*	222,080		1,854,368
PetroChina Co Ltd (China)	1,710,000		2,004,185
Petroleo Brasileiro S.A., Sponsored ADR (Brazil)	25,000		2,487,750
PTT Public Co., Ltd. (Thailand)	316,200		1,877,367
Surgutneftegaz Sponsored ADR (Russia)	25,782	[2]	1,626,844
Tupras Turkiye Petrol Rafine (Turkey)	134,869		2,990,234
Yanzhou Coal Mining Co., Ltd. (China)	2,438,000		2,338,004
Total Energy			20,318,946
Financials - 21.5%
Bancolombia S.A. (Colombia)	43,001		1,190,698
Bank Hapoalim, Ltd. (Israel)	345,470		1,656,057
China Merchants Bank Co., Ltd. (China)*	73,171		147,088
China Overseas Land & Investment Ltd. (Hong Kong)	2,142,000		2,683,440
Chinatrust Financial Holding Co (Taiwan)	2,877,280		2,245,350
Grupo Financiero Banorte S.A. de C.V. (Mexico)	554,976		2,629,515
Haci Omer Sabanci Holding AS (Turkey)	494,742		2,000,247
Kazkommertsbank (a) (Kazakhstan)*	33,487		649,648
Kookmin Bank, Sponsored ADR (South Korea)*	30,148	[2]	2,717,842
OAO Open Investments (Russia)*	5,564		1,452,204
OTP Bank Rt. (Hungary)	52,735		2,393,461
PT Bank Rakyat Indonesia (Indonesia)	1,424,000		783,419
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	11,836		1,977,008
Sanlam, Ltd. (South Africa)	850,883		2,335,178
Sberbank RF (Russia)	924		3,262,440
Siam Commercial Bank PCL (Thailand)	791,700		1,534,423
Turkiye is Bankasi (ISBANK) (Turkey)	475,132		2,266,664
Uniao de Bancos Brasileiros SA (Brazil)	28,420		2,485,613
Woori Investment & Securities Co., Ltd. (South Korea)	37,970		793,306
Total Financials			35,203,601
Industrials - 10.3%
China Shipping Development Co., Ltd. (China)	1,912,000		2,901,508
Cosco Pacfic, Ltd. (Bermuda)	1,004,000		2,484,065
Daewoo Shipbuilding & Marine Engineering Co. (South Korea)	76,690		2,806,699
Hyundai Development Co. (South Korea)	39,900		2,189,934
Localiza Rent A Car (Brazil)	27,000		826,263
Santos-Brasil SA (Brazil)	57,062		706,247
Siemens India, Ltd. (India)	94,219		2,346,793
SM Investments Corp. (Philippines)	106,080		778,587
Tata Motors, Ltd. (India)	106,700	[2]	1,729,607
Total Industrials			16,769,703

Managers Emerging Markets Equity Fund - 3/31/2007

(unaudited)

Security Description	Shares		Value
Information Technology - 11.2%
Advanced Semiconductor Engineering, Inc. (Taiwan)*	2,200,727		2,615,809
Compal Electronics, Inc. (Taiwan)	1,375,038		1,161,552
Hon Hai Precision Industry Co., Ltd. (Taiwan)	393,784		2,631,241
Infosys Technologies, Ltd. (India)	51,315		2,371,767
Mediatek, Inc. (Taiwan)	180,000		2,059,920
Samsung Electronics Co., Ltd. (South Korea)	1,458		869,294
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)*	6,800		2,035,084
Siliconware Precision Industries Co. (Taiwan)*	1,218,000		2,304,116
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	214,448		2,296,723
Total Information Technology			18,345,506
Materials - 9.2%
Anglo American Plc (United Kingdom)	61,442		3,244,584
Compania Vale do Rio Doce - ADR (Brazil)	87,600	[2]	3,240,324
Formosa Chemicals & Fibre Corp. (Taiwan)	680		1,301
GMK Norilsk Nickel, Sponsored ADR (Russia)	14,200	[2]	2,634,100
Novolipetsk Steel, Corp. (Russia)	59,962		1,734,521
Polyus Gold (Russia)*	7,652		368,268
Polyus Gold Co., ZAO-ADR (Russia)*	16,338	[2]	789,125
Sappi Ltd. (South Africa)	154,495		2,355,754
Ternium SA (Luxembourg)*	25,600	[2]	715,264
Total Materials			15,083,241
Telecommunication Services - 10.6%
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)*	916,879		1,411,656
Bharti Tele-Ventures Ltd. (India)*	153,611		2,686,484
China Mobile Ltd. (Hong Kong)	332,000		2,986,326
China Telecom Corp., Ltd., Class H (China)	4,842,000		2,369,188
Mobile Telesystems, Sponsored ADR (Russia)	53,327		2,984,179
Telekomunikasi Indonesia Tbk P (Indonesia)	2,153,000		2,316,698
Tim Participacoes SA- ADR (Brazil)	78,300	[2]	2,543,184
Total Telecommunication Services			17,297,715
Utilities - 6.2%
CEZ (Czech Republic)	44,512		1,966,433
Empresa Nacional de Electricidad SA/Chile, ADR (Chile)	69,879	[2]	2,804,943
Tenaga Nasional Berhad (Malaysia)	642,150		2,117,752
Unified Energy System (Russia)	23,500		3,184,250
Total Utilities			10,073,378
Total Common Stocks (cost $104,278,159)			153,283,415
Preferred Stocks - 3.8%
Companhia Energetica de Minas Gerais, 1.58% (Brazil)	48,140,000		2,359,918
Hyundai Motor Co., Ltd., 3.92% (South Korea)	30,560		1,143,951
Tam S.A. (Brazil)	102,883		2,730,996
Total Preferred Stocks (cost $3,295,514)			6,234,865
Other Investment Companies - 12.2% [1]
Bank of New York Institutional Cash Reserve Fund, 5.34% [3]	18,142,695		18,142,695
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	1,765,567		1,765,567
Total Other Investment Companies (cost $19,908,262)			19,908,262
Total Investments - 109.8% (cost $127,481,935)			179,426,542
Other Assets, less Liabilities - (9.8)%			(15,942,688)
Net Assets - 100%			$163,483,854

Managers Bond Fund - 3/31/2007 (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 47.1%
Asset-Backed Security - 0.7%
Bank of America-First Union National Bank Commercial Mortgage, Series 2001-3, Class A-2, 5.464%, 04/11/37		$1,500,000		$1,517,042
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		155,693		153,616
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		3,225,000		3,048,518
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20		3,438,022		3,421,115
Total Asset-Backed Security				8,140,291
Finance - 11.1%
ASIF Global Financial, 2.380%, 02/26/09		5,800,000		3,768,610
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000		2,866,125
Barclays Capital Corp., 4.100%, 02/22/10 (a)	THB	109,000,000		2,914,450
Barclays Capital Corp., 4.160%, 02/22/10 (a)		25,000,000		723,181
Barclays Financial LLC, 4.870%, 03/23/09, (06/23/07) (a) [6]		160,900,000		171,026
BNP Paribas SA, 0.000%, 06/13/11 [4]		19,645,500,000		1,448,882
Cigna Corp., 6.150%, 11/15/36		6,830,000		6,768,421
Citibank N.A., 15.000%, 07/02/10 (a)		2,000,000		1,103,918
Citigroup, Inc., 3.500%, 02/01/08		2,020,000		1,992,372
Colonial Realty LP, 4.800%, 04/01/11		3,485,000		3,400,977
Colonial Realty LP, 5.500%, 10/01/15		1,255,000		1,232,441
Ford Motor Credit Co., 8.000%, 12/15/16		3,500,000		3,367,850
General Electric Capital Corp., 3.485%, 03/08/12		16,500,000		11,009,176
General Electric Capital Corp., 6.500%, 09/28/15		11,570,000		7,748,091
General Electric Capital Corp., 6.625%, 02/04/10		3,500,000		2,423,645
General Electric Capital Corp., 6.750%, 09/26/16		2,865,000		1,973,190
General Motors Acceptance Corp., 5.625%, 05/15/09		500,000		490,928
Georgia-Pacific Corp., 7.375%, 12/01/25		145,000		139,925
GMAC, 6.125%, 01/22/08		2,000,000		1,997,609
GMAC, 6.875%, 09/15/11		250,000		250,242
Highwoods Properties, Inc., 7.500%, 04/15/18		2,405,000		2,700,858
Highwoods Realty Ltd., 5.850%, 03/15/17 (a)		2,695,000		2,675,351
HSBC Bank, 0.000%, 04/18/12 [4]		11,930,000		2,919,098
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [7]	USD	900,000		891,723
Inter-American Development Bank, 0.000%, 05/11/09 [4]	BRL	6,500,000		2,404,019
Inter-American Development Bank, 6.000%, 12/15/17	NZD	4,215,000		2,797,219
JPMorgan Chase & Co., 0.000%, 04/12/12 (a) [4]		40,733,437,680		2,805,442
JPMorgan Chase & Co., 0.000%, 03/28/11 (a) [4]		932,700,000		70,833
JPMorgan Chase of London, 0.000%, 10/21/10 (a) [4]	IDR	16,627,462,500		1,325,904
JPMorgan Chase & Co., 4.000%, 02/01/08		1,000,000		989,045
JPMorgan Chase Bank, NA, 0.000%, 05/17/10 (a) [4]	BRL	3,600,000		1,255,803
Kinder Morgan Finance Co., 5.700%, 01/05/16	USD	370,000		346,915
Kinder Morgan Finance Co., 6.400%, 01/05/36	USD	1,420,000		1,271,516
Kinder Morgan Inc., 5.150%, 03/01/15		730,000		669,506
Marsh & McLennan Cos, Inc., 5.375%, 07/15/14		4,390,000		4,296,677
Marsh & McLennan Cos, Inc., 5.750%, 09/15/15		3,295,000	[2]	3,273,154
Marsh & McLennan Cos, Inc., 5.875%, 08/01/33		8,185,000		7,476,171
Merrill Lynch & Co., 10.710%, 03/08/17		2,500,000		1,217,056
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		2,100,000		2,066,543
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		10,125,000		10,909,992
Qwest Capital Funding, Inc., 6.875%, 07/15/28		1,255,000		1,185,975
SLM Corp., 6.500%, 06/15/10		500,000		344,137
St. Paul Travelers Companies, Inc., The, 6.750%, 06/20/36		2,610,000		2,873,185
Toll Brothers Finance Corp., 5.150%, 5/15/15		3,785,000		3,422,056
Travelers Property Casualty Corp., 6.375%, 03/15/33 (a)		3,040,000		3,168,549
Wells Fargo Co., 5.106%, 5/1/33, (05/01/07) [6]		8,390,000		8,369,361

Managers Bond Fund - 3/31/2007 (unaudited)

Security Description		Principal Amount		Value
Willis North America, Inc., 6.200%, 03/28/17		5,685,000		5,697,484
Total Finance				133,214,631
Industrial - 32.8%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28	USD	500,000		415,000
Albertson’s, Inc., 6.625%, 06/01/28		1,015,000		929,294
Albertson’s, Inc., 7.450%, 08/01/29		3,195,000		3,143,027
Albertson’s, Inc., 7.750%, 06/15/26		915,000		926,644
Altria Group, Inc., 7.000%, 11/04/13		1,500,000		1,628,972
America Movil, S.A. de C.V., 4.125%, 03/01/09	USD	3,000,000		2,941,581
American President, Ltd., 8.000%, 01/15/24		250,000		232,222
Anadarko Petroleum Corp., 5.950%, 09/15/06		4,915,000		4,925,351
Anadarko Petroleum Corp., 6.450%, 09/15/36		5,735,000		5,675,052
Apache Corp., 6.000%, 01/15/37		12,000,000		11,949,528
Arrow Electronics, Inc., 6.875%, 07/01/13		500,000		525,742
AT&T Corp., 6.500%, 03/15/29		7,650,000		7,525,917
Avnet, Inc., 2.000%, 03/15/34		1,425,000		1,701,094
Avnet, Inc., 5.875%, 03/15/14		11,000,000		10,923,484
Avnet, Inc., 6.000%, 09/01/15		5,340,000		5,294,557
Avnet, Inc., 6.625%, 09/15/16		1,370,000		1,414,062
AT&T Corp., 6.150%, 09/15/34		1,375,000		1,353,280
BellSouth Corp., 6.000%, 11/15/34		9,740,000	[2]	9,382,445
Bowater, Inc., 6.500%, 06/15/13		1,675,000		1,511,688
Bristol-Myers Squibb, 4.855%, 09/15/23 (06/15/07) [6]		6,060,000		6,105,450
Centex Corp., 5.2500%, 6/15/15		1,915,000		1,747,468
Cerro Negro Finance Ltd., 7.900%, 12/01/20 (a)	USD	480,000		480,000
Chartered Semiconductor Manufacturing, 6.250%, 04/04/13	USD	5,600,000		5,749,246
Cia Brasileira de Bebida, 8.750%, 09/15/13	USD	3,795,000	[2]	4,402,200
Clear Channel Communications, 4.250%, 05/15/09		1,500,000		1,454,054
Clear Channel Communications, 5.750%, 01/15/13		500,000		468,836
Comcast Corp., 5.650%, 06/15/35		12,425,000		11,257,448
Comcast Corp., 6.450%, 03/15/37		10,570,000		10,582,050
Comcast Corp., 6.500%, 11/15/35		375,000		377,841
Continental Airlines, Inc., 6.795%, 08/02/20		49,114		49,083
Corning, Inc., 6.850%, 03/01/29		9,142,000		9,545,116
Corning, Inc., 7.250%, 08/15/36		1,185,000		1,249,144
CSX Corp., 6.000%, 10/01/36		1,275,000		1,215,835
Cummins, Inc., 6.750%, 02/15/27		1,853,000		1,854,809
Cummins, Inc., 7.125%, 03/01/28		50,000		51,852
D.R. Horton, Inc., 5.250%, 02/15/15		5,495,000		5,024,848
Desarrolladora Homex SA de C.V., 7.500%, 09/28/15	USD	2,725,000		2,812,200
Devon Energy Corp., 4.900%, 08/15/08		1,250,000		1,742,188
Devon Energy Corp., 4.950%, 08/15/08		1,692,000		2,358,225
Dillards, Inc., 7.000%, 12/01/28		225,000	[2]	204,750
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)		2,615,000		2,659,722
El Paso Corp., 6.750%, 05/15/09		250,000	[2]	255,938
El Paso Corp., 7.000%, 05/15/11		500,000	[2]	525,000
Energy Transfer Partners LP, 6.125%, 02/15/17		700,000		715,265
Energy Transfer Partners LP, 6.625%, 10/15/36		515,000		526,815
Federated Retail Holdings, 6.375%, 03/15/37		12,735,000		12,378,305
Foot Locker, Inc., 8.500%, 01/15/22		570,000		584,250
Ford Motor Co., 6.375%, 02/01/29		1,990,000		1,417,875
Georgia-Pacific Corp., 7.250%, 06/01/28		1,245,000		1,188,975
Georgia-Pacific Corp., 7.750%, 11/15/29		1,615,000		1,598,850
Georgia-Pacific Corp., 8.000%, 01/15/24		985,000		989,925
Georgia-Pacific Corp., 8.875%, 05/15/31		2,750,000		2,915,000
GTE CORP 6.94% 4/15/28		130,000		137,103

Managers Bond Fund - 3/31/2007 (unaudited)

Security Description		Principal Amount		Value
HCA, Inc., 5.750%, 03/15/14		2,500,000		2,134,375
HCA, Inc., 6.250%, 02/15/13		1,940,000		1,762,975
HCA, Inc., 7.050%, 12/01/27		1,600,000		1,269,254
HCA, Inc., 7.500%, 11/06/33		925,000		788,562
HCA, Inc., 7.580%, 09/15/25		730,000		616,181
Hospira, Inc., 6.050%, 03/30/17		3,395,000		3,392,335
Hutchison Whampoa International, Ltd., 5.450%, 11/24/10 (a)	USD	2,225,000	[2]	2,241,752
International Paper Co., 4.000%, 04/01/10		1,000,000		965,785
International Paper Co., 4.250%, 01/15/09		1,000,000		981,410
Intuit, Inc., 5.750%, 03/15/17		3,560,000		3,512,179
Kellwood Co., 7.625%, 10/15/17		250,000		231,374
KN Capital Trust III, 7.630%, 04/15/28		75,000	[2]	72,408
Koninklijke KPN NV, 8.375%, 10/01/30	USD	815,000		922,646
Lennar Corp., 5.600%, 05/31/15		2,740,000		2,577,269
Lennar Corp., 6.500%, 04/15/16		2,340,000		2,300,847
Lowe’s Co., Inc., 6.875%, 02/15/28		500,000		546,112
Lubrizol Corp., 6.500%, 10/01/34		7,825,000		7,805,046
Lucent Technologies, Inc., 6.450%, 03/15/29		4,125,000		3,722,812
Lucent Technologies, Inc., 6.500%, 01/15/28		305,000		275,262
Masco Corp., 5.850%, 03/15/17		8,150,000		8,017,196
Missouri Pacific Railroad, 5.000%, 01/01/45		300,000		250,054
Motorola, Inc., 8.000%, 11/01/11		1,075,000		1,185,574
New England Telephone & Telegraph Co., 7.875%, 11/15/29		2,390,000		2,686,962
News America, Inc., 6.150%, 03/01/37 (a)		6,075,000		5,787,488
News America, Inc., 6.200%, 12/15/34		3,440,000		3,336,628
News America, Inc., 6.400%, 12/15/35		5,820,000		5,789,008
Nextel Communications, Inc., 5.950%, 03/15/14		18,220,000		17,925,000
Nextel Communications, Inc., 6.875% 10/31/13		20,000		20,489
NiSource Finance Corp., 6.150%, 03/01/13		1,250,000	[2]	1,287,126
ONEOK Partners LP, 6.650%, 10/01/36		1,000,000		1,027,437
Owens & Minor, Inc., 6.350%. 04/15/16		1,000,000		1,008,165
Owens Corning, Inc., 6.500%, 12/01/16 (a)		1,265,000		1,292,068
Owens Corning, Inc., 7.000%, 12/01/36 (a)		1,895,000		1,889,931
Pemex Project Funding Master Trust, 8.625%, 12/01/23		950,000		1,182,750
Penney (JC), Co., 7.125%, 11/15/23		33,000		36,171
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)	USD	665,718		679,033
Plains All American Pipeline LP, 6.125%, 01/15/17 (a)		2,770,000		2,825,259
Plains All American Pipeline LP, 6.650%, 01/15/37 (a)		5,960,000		6,058,996
Pulte Home, Inc., 6.000%, 02/15/35		10,150,000	[2]	9,053,272
Pulte Homes, Inc., Series $, 5.200%, 02/15/15		2,935,000		2,711,732
Pulte Homes, Inc., 6.375%, 05/15/33		4,570,000		4,247,161
Qantas Airways Ltd., 6.050%, 04/15/16 (a)	USD	11,800,000		10,284,797
Qwest Capital Funding, Inc., 6.500% 11/15/18		595,000		560,044
Qwest Capital Funding, Inc., 7.625%, 08/03/21		1,435,000		1,442,175
Qwest Capital Funding, Inc., 7.750%, 02/15/31		1,705,000	[2]	1,692,212
Qwest Corp., 6.875%, 09/15/33		820,000		791,300
Qwest Corp., 7.250%, 09/15/25		560,000		577,500
Raytheon Co., 7.000%, 11/01/28		1,500,000		1,707,408
Raytheon Co., 7.200%, 08/15/27		800,000		926,286
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	USD	4,695,000		4,985,686
Schering-Plough Corp., 5.300%, 12/01/13		1,500,000		1,528,269
Southern Natural Gas Co., 5.900%, 04/01/17 (a)		4,765,000		4,764,967
Southern Natural Gas Co., 7.350%, 02/15/31		1,000,000		1,106,005
Sprint Capital Corp., 6.875%, 11/15/28		27,000		26,889
Sprint Nextel Corp., 6.000%, 12/01/16		48,000		47,237
Teck Cominco Ltd., 7.000%, 09/15/12		1,000,000		1,074,161

Managers Bond Fund - 3/31/2007 (unaudited)

Security Description		Principal Amount		Value
Telefonica Emisiones SAU, 7.045%, 6/20/36	USD	12,125,000		12,948,142
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	USD	250,000		299,426
Telus Corp., 4.95%, 03/15/17	CAD	7,025,000		5,985,458
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		2,395,000		2,564,245
Time Warner, Inc., 6.500%, 11/15/36		660,000		658,132
Time Warner, Inc., 6.625%, 05/15/29		1,995,000		2,018,932
Time Warner, Inc., 6.950%, 01/15/28		855,000		895,307
Time Warner, Inc., 7.625%, 04/15/31		560,000		629,341
Time Warner, Inc., 7.700%, 05/01/32		365,000		413,815
Transocean, Inc., 7.375%, 04/15/18		500,000		558,246
USG Corp., 6.300%, 11/15/16 (a)		1,410,000		1,419,981
Vale Overseas Ltd., 6.875%, 11/01/36	USD	3,200,000		3,304,598
Verizon Global Funding Corp., 5.850%, 09/15/35		11,400,000		10,780,718
Verizon Maryland, Inc., 5.125%, 06/15/33		845,000		705,073
Verizon New York, Inc., Series B, 7.375%, 04/1/32		3,090,000		3,267,079
Viacom, Inc., 6.875%, 04/30/36		4,160,000		4,193,213
Vondafone Group PLC, 6.150%, 02/27/37	USD	16,500,000		15,928,786
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23		515,000		480,238
Weatherford International, Inc., 6.500%, 08/01/36	USD	1,565,000		1,564,815
Western Union Co., 6.200%, 11/17/36		12,195,000		11,577,933
Williams Co., Inc., Series A, 7.500%, 01/15/31		1,000,000	[2]	1,060,000
XTO Energy, Inc., 6.100%, 04/01/36		190,000		183,984
Total Industrial				394,393,088
Utility - 2.5%
Commonwealth Edison, 4.700%, 04/15/15		1,465,000		1,340,624
Commonwealth Edison, 5.875%, 02/01/33		5,000,000		4,639,660
Constellation Energy Group, Inc., 4.550%, 06/15/15		1,675,000		1,539,797
Dominion Resources, Inc., 5.950%, 06/15/35		740,000		719,156
El Paso Corp., 6.950%, 06/01/28		1,030,000		1,058,325
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	USD	2,900,000		3,287,399
Empresa Nacional de Electricidad SA, 8.625%, 08/01/15	USD	300,000		353,993
Enersis SA, Yankee, 7.400%, 12/01/16	USD	225,000		247,639
ITC Holdings Corp., 5.875%, 09/30/16 (a)		2,410,000		2,423,026
ITC Holdings Corp., 6.375%, 09/30/36 (a)		3,605,000		3,626,028
Methanex Corp., 6.000%, 08/15/15	USD	3,825,000		3,662,357
Midamerican Energy Holdings Co., 5.875%, 10/01/12		750,000		772,146
Midamerican Energy Holdings Co., 6.125%, 04/01/36		2,305,000		2,300,017
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)	USD	2,000,000		2,335,338
Toledo Edison Co., 6.150%, 05/15/37		2,390,000		2,341,368
Total Utility				30,646,873
Total Corporate Bonds (cost $556,288,090)				566,394,883
Foreign Government - 5.2%
British Columbia, Province of, 6.000%, 06/09/08	CAD	560,000		495,284
Canada Government, 2.750%, 12/1/07	CAD	5,260,000		4,515,080
Canada Government, 4.250%, 09/01/08	CAD	20,505,000		17,805,692
Canada Government, 4.250%, 12/01/08	CAD	820,000		712,608
Canadian Government Bond, 5.750%, 06/01/33	CAD	2,145,000		2,316,860
European Investment Bank, 0.000%, 03/10/21 [4]	AUD	5,000,000		1,769,495
European Investment Bank, 0.000%, 09/12/08 (a) [4]	BRL	13,323,060		5,526,066
European Investment Bank, 4.600%, 01/30/37 (a)	CAD	7,270,000		6,278,837
Manitoba, Province of, 5.750%, 06/02/08	CAD	3,800,000		3,350,155
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	99,070,000		9,285,695
Mexican Government, 9.000%, 12/20/12	MXN	54,500,000		5,282,006
Ontario Province, 5.700%, 12/1/08	CAD	545,000		483,768
Province of Alberta, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	175,271		163,226
Republic of Brazil, 10.250%, 01/10/28	BRL	3,000,000		1,457,919

Managers Bond Fund - 3/31/2007 (unaudited)

Security Description		Principal Amount		Value
Republic of Brazil, 12.500%, 01/05/22	BRL	5,160,000		2,924,618
Total Foreign Government (cost $59,082,711)				62,367,309
U.S. Government and Agency Obligations - 43.3%
Federal Home Loan Mortgage Corporation - 0.5%
FHLMC, Gold, 5.000%, 12/01/31		201,086		194,932
FHLMC, 5.500%, 09/15/11		5,090,000	[2]	5,222,040
Total Federal Home Loan Mortgage Corporation				5,416,972
Federal National Mortgage Association - 1.0%
FNMA, 2.290%, 02/19/09		3,800,000		2,469,763
FNMA, 3.220%, 06/20/07		500,000		329,782
FNMA, 4.000%, 10/01/18		9,315,909		8,818,726
FNMA, 6.000%, 07/01/29		22,031		22,367
Total Federal National Mortgage Association				11,640,638
U.S. Treasury Bonds - 24.0%
USTB, 4.500%, 09/30/11		40,000,000	[2]	39,934,360
USTB, 4.850%, 02/15/36		37,000,000	[2]	34,884,044
USTB, 5.375%, 02/15/31		200,405,000	[2]	213,650,567
Total U.S. Treasury Bonds				288,468,971
U.S. Treasury Notes - 17.8%
USTN, 3.700%, 05/15/08		45,790,000	[2]	45,244,458
USTN, 4.625%, 11/30/08		85,000,000	[2]	84,940,245
USTN, 4.875%, 01/31/09		84,000,000	[2]	84,331,380
Total U.S. Treasury Notes				214,516,083
Total U.S. Government and Agency Obligations (cost $510,492,345)				520,042,664
Municipal Bonds - 0.2%
Michigan Tobacco Settlement Finance Authority, 7.309%, 06/01/34		3,210,000		3,313,715
Total Municipal Bonds (cost $3,209,809)				3,313,715
Preferred Stocks - 0.4%		Shares
Entergy New Orleans, Inc., 4.750%		482		35,066
Entergy New Orleans, Inc., 5.560%*		100		8,247
Newell Financial Trust I, 5.250%		84,628		4,136,193
Wisconsin Electric Power Co., 3.600%		3,946		295,950
Total Preferred Stocks (cost $3,880,632)				4,475,456
Other Investment Companies - 19.2% [1]
Bank of New York Institutional Cash Reserve Fund, 5.34% [3]		192,468,198		192,468,198
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%		37,737,226		37,737,226
Total Other Investment Companies (cost $230,205,424)				230,205,424
Total Investments - 115.4% (cost $1,363,159,011)				1,386,799,451
Other Assets, less Liabilities - (15.4)%				(185,390,627)
Net Assets - 100%				$1,201,408,824

Managers Global Bond Fund - 3/31/2007 (unaudited)

Security Description		Principal Amount		Value
Foreign Government - 39.0%
Argentina, Republic of, 2.000%, 09/30/14 [7]	ARS	640,000		$231,319
Bank of England Euro Note, 3.000%, 1/27/09	EUR	70,000		91,704
Belgium Government Bond, 3.750%, 03/28/09	EUR	955,000		1,269,514
Belgium Kingdom, 5.500%, 9/28/2017	EUR	940,000		1,399,458
Bonos Y Obligaciones Del Estado (Spain), 5.500%, 07/30/17	EUR	1,000,000		1,487,383
Bundes Obligation, 3.250%, 4/17/2009	EUR	585,000		769,997
Canadian Government, 4.500%, 06/01/15	CAD	1,470,000	[2]	1,309,567
Columbia, Republic of, 7.375%, 1/27/17	USD	100,000	[2]	108,850
Columbia, Republic of, 11.750%, 03/01/10	COP	136,000,000		65,732
Columbia, Republic of, 12.000%, 10/22/15	COP	422,000,000		221,801
Deutschland Republic, 3.250%, 07/04/15	EUR	1,000,000		1,262,934
Deutschland Republic, 4.000%, 1/04/2037	EUR	800,000		1,025,117
Development Bank of Japan, 1.700%, 09/20/22	JPY	100,000,000		818,693
Development Bank of Japan, 1.750%, 6/21/10	JPY	171,000,000		1,487,138
European Investment Bank, 4.600%, 01/30/37 (a)	CAD	150,000		129,550
Finnish Government, 5.750%, 02/23/11	EUR	1,000,000		1,416,930
French Government, 3.000%, 07/25/12	EUR	1,101,450		1,561,723
French Government, 3.150%, 07/25/32	EUR	626,383		1,025,111
French Government, 3.400%, 07/25/29	EUR	1,159,172		1,913,776
French Government, 8.500%, 10/25/19	EUR	1,000,470		1,894,210
Republic of Indonesia, 6.875%, 03/09/17 (a)	USD	105,000	[2]	110,775
Irish Government, 4.600%, 04/18/16	EUR	1,230,000		1,706,742
Mexican Fixed Rate Bond, 8.000%, 12/17/15	MXN	18,550,000		1,725,054
Mexican Government, 9.000%, 12/20/12	MXN	2,390,000		231,633
Netherlands Government SA, 5.500%, 01/15/28	EUR	190,000		296,184
Norwegian Government, 5.000%, 05/15/15	NOK	6,080,000		1,025,576
Norwegian Government, 6.000%, 05/16/11	NOK	6,155,000		1,063,641
Republic of Deutschland, 3.750%, 07/04/13	EUR	1,590,000		2,091,327
Republic of Deutschland, Series 02, 5.000%, 01/04/12	EUR	1,110,000		1,544,887
Republic of Poland, 1.020%, 06/09/09	JPY	100,000,000		849,811
Republic of South Africa, 5.250%, 05/16/13	EUR	350,000		480,169
Republic of South Africa, 13.000%, 8/31/10	ZAR	2,850,000	[2]	447,781
Republica Orient Uruguay, 4.250%, 04/05/27	UYU	6,890,000		289,126
Singapore Government, 3.500%, 07/01/12	SGD	1,600,000		1,094,070
Singapore Government, 3.625%, 07/01/14	SGD	1,500,000		1,039,424
Singapore Government, 4.625%, 07/01/10	SGD	2,195,000		1,537,249
Spain, Government of, 3.600%, 01/31/09	EUR	1,015,000		1,345,537
U.K. Gilts, 4.000%, 03/07/09	GBP	455,000		872,314
U.K. Gilts, 4.750%, 03/04/20	GBP	1,000,000		1,952,789
U.K. Treasury, 4.250%, 3/7/36	GBP	250,000		477,940
U.K. Treasury, 5.000%, 03/07/12	GBP	265,000		516,525
U.K. Treasury, 6.250%, 11/25/10	GBP	775,000		1,572,730
Uruguayan Government, 8.000%, 11/18/22	USD	245,000		278,075
USTB, 5.000%, 03/07/25	GBP	230,000		468,602
Total Foreign Government (cost $40,484,192)				42,508,468
Corporate Bonds - 29.5%
Asset-Backed Security - 1.7%
Daimler Chrysler Auto Trust, Series 2004-B, Class A4, 3.710%, 10/08/09	USD	35,000		34,659
Daimler Chrysler Auto Trust, Class A4, Series 2005-A, 3.740%, 02/08/10	USD	340,000		335,614
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	USD	385,000		385,121
Honda Auto Receivables Owner Trust, Class A4, Series 2005-1, 3.820%, 05/21/10	USD	330,000		324,747
Honda Auto Receivables Owner Trust, 4.930%, 03/18/11	USD	100,000		99,893
MBNA Credit Card Master Note Trust, 4.300%, 02/15/11	USD	410,000		405,892
Merrill Lynch/ Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 02/12/39 [7]	USD	235,000		237,316
Total Asset-Backed Security				1,823,242
Finance - 19.7%
ASIF Global Financial, 2.380%, 02/26/09	SGD	500,000		324,880
Bank of America NA, 5.300%, 03/15/17	USD	1,000,000		983,529
Barclays Financial LLC., 4.060%, 09/16/10 (a)	KRW	220,000,000		221,660
Barclays Financial LLC., 4.460%, 09/23/10 (a)	KRW	110,000,000		116,100
Barclays Financial LLC., 4.870%, 03/23/09, (a) (06/23/07) [6]	KRW	307,770,000		327,140
BSkyB Finance PLC, 5.750%, 10/20/17	GBP	210,000		400,555

Managers Global Bond Fund - 3/31/2007 (unaudited)

Security Description		Principal Amount		Value
Bundes Immobil, 4.625%, 09/27/12	EUR	525,000		712,584
CIT Group Inc., 5.500%, 12/01/14	GBP	80,000		150,658
Cosan Finance, Ltd., 7.000%, 02/01/17 (a)	USD	100,000		98,500
Couche-Tard US/Finance, 7.500%, 12/15/13	USD	160,000		164,400
Depfa ACS Bank, 0.750%, 09/22/08	JPY	150,000,000		1,273,604
General Electric Capital Corp., 5.250%, 04/15/13 (b)	USD	1,000,000		975,049
Goldman Sachs Group, Inc., 4.185%, 05/23/16, (05/23/07) [6]	EUR	350,000		466,781
HSBC Finance Corp., 1.79%, 9/18/15	JPY	100,000,000		833,716
Hypothekenbank in Essen AG, 5.250%, 01/22/08	EUR	190,000		256,030
Instituto de Credito Oficial. 8.000%, 09/28/09	JPY	130,000,000		1,100,768
Inter-American Development Bank, 1.900%, 07/08/09	JPY	60,000,000		521,012
International Bank for Reconstruction & Development, 2.000%, 02/18/08	JPY	58,000,000		497,571
ISA Capital do Brasil SA, 7.875%, 01/30/12 (a)	USD	100,000	[2]	102,250
Japan Bank for International Cooperation, 0.350%, 03/19/08	JPY	18,000,000		152,384
JPMorgan Chase of London, 0.000,% 10/21/10 (a) [4]	IDR	2,680,548,500		213,752
JPMorgan Chase & Co., 5.125%, 09/15/14	USD	270,000		265,773
KfW International Finance, Inc., 1.750%, 3/23/10	JPY	20,000,000	[2]	173,712
KfW International Finance, Inc., 2.050%, 09/21/09	JPY	415,000,000	[2]	3,619,297
Kinder Morgan Finance Co., 5.150%, 03/01/15	USD	35,000	[2]	32,100
Kinder Morgan Finance Co., 5.700%, 01/05/16	USD	65,000		60,944
Kinder Morgan Finance Co., 6.400%, 01/05/36	USD	135,000		120,884
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	GBP	120,000		229,280
Muenchener Hypothekenbank eG, 5.000%, 01/16/12	EUR	685,000		947,885
Network Rail MTN Finance Plc, 4.875%, 03/06/09	GBP	465,000		902,193
Oesterreichische Kontrollbank AG, 1.800%, 03/22/10	JPY	440,000,000	[2]	3,827,073
Permanent Financing PLC, 5.100%, 06/10/09, (06/10/07) [6]	EUR	275,000		367,979
Qwest Capital Funding, Inc., 6.975%, 07/15/28	USD	15,000	[2]	14,175
Rabobank, 13.500%, 01/28/08	ISK	50,000,000		757,843
White Mountains Re Group, Ltd., 6.375%, 03/20/17 (a)	USD	285,000		281,382
Total Finance				21,493,443
Industrial - 7.2%
Albertson’s, Inc., 6.625%, 06/01/28	USD	35,000		32,045
Albertson’s, Inc., 7.450%, 08/01/29	USD	165,000		162,316
Albertson’s, Inc., 7.750%, 06/15/26	USD	40,000		40,509
Albertson’s, Inc., 8.000%, 05/01/31	USD	40,000		40,767
Albertson’s, Inc., 8.700%, 05/01/30	USD	5,000		5,409
America Movil SA, 9.000%, 01/15/16	MXN	1,400,000		135,989
America Movil, S.A. de C.V., 4.125%, 03/01/09	USD	135,000		132,371
American Standard, Inc., 8.250%, 06/01/09	GBP	50,000		102,825
American Stores Co., 8.000%, 06/01/26	USD	25,000		26,811
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	320,000		279,250
Bertelsmann AG, 3.625%, 10/06/15	EUR	180,000		221,657
Bite Finance International, 7.385%, 03/15/14 [6]	EUR	170,000		230,500
Chesapeake Energy Corp., 6.250%, 01/15/17	EUR	105,000		144,472
Chesapeake Energy Corp., 6.500%, 8/15/17	USD	30,000		29,625
Chesapeake Energy Corp., 6.875%, 11/15/20	USD	70,000		69,650
Comcast Corp., 4.950%, 06/15/16	USD	815,000		774,446
Comcast Corp., 6.450%, 3/15/37	USD	210,000		210,239
Corning Inc., 6.750%, 09/15/13	USD	125,000		134,236
DaimlerChrysler N.A. Holdings Corp., 4.875%, 06/15/10	USD	95,000		94,036
Desarollado Homex SA, 7.500%, 9/28/2015	USD	380,000		392,159
France Telecom, 3.625%, 10/14/2015	EUR	210,000		259,358
Georgia-Pacific Corp., 7.125%, 01/15/17 (a)	USD	105,000		105,262
Georgia-Pacific Corp., 7.250%, 06/01/28	USD	160,000		152,800
Hanaro Telecom, Inc., 7.000%, 02/01/12 (a)	USD	50,000	[2]	50,688
Hilcorp Energy/Finance Co., 7.750%, 11/01/15 (a)	USD	25,000		24,562
Hospira, Inc., 5.550%, 03/30/12	USD	230,000		230,091
Hospira, Inc., 6.050%, 03/30/17	USD	65,000		64,949
K. Hovnanian Enterprises, Inc., 6.250%, 01/15/16	USD	145,000	[2]	124,338
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/14	USD	5,000		4,375
K. Hovnanian Enterprises, Inc., 6.500%, 01/15/14	USD	5,000		4,475
KN Capital Trust III, 7.630%, 04/15/28	USD	5,000	[2]	4,827
LPG International, Inc., 7.250%, 12/20/2015	USD	120,000		123,600
Lucent Technologies Inc., 6.450%, 03/15/29	USD	115,000		103,788

Managers Global Bond Fund - 3/31/2007 (unaudited)

Security Description		Principal Amount		Value
News America, Inc., 6.150%, 03/01/37 (a)	USD	420,000		400,123
Owens & Minor, Inc., 6.350%, 4/15/2016	USD	525,000		529,285
Pemex Project Funding Master Trust, 6.625%, 04/04/10	EUR	390,000		549,007
Qwest Capital Funding, Inc., 6.500%, 11/15/18	USD	40,000	[2]	37,650
Qwest Capital Funding, Inc., 6.875%, 07/15/28	USD	75,000	[2]	72,375
Qwest Capital Funding, Inc., 7.250%, 02/15/11	USD	75,000		76,781
Qwest Capital Funding, Inc., 7.250%, 09/15/25	USD	5,000	[2]	5,156
Qwest Capital Funding, Inc., 7.500%, 10/01/14	USD	40,000		42,200
Qwest Capital Funding, Inc., 7.750%, 2/15/31	USD	65,000	[2]	64,512
Qwest Capital Funding, Inc., 7.875%, 09/01/11	USD	75,000		79,688
Shaw Communications, 5.700%, 03/02/17	CAD	315,000		272,589
Sprint Nextel Corp., 6.000%, 12/01/16	USD	404,000		397,579
Stena AB, 7.000%, 12/01/16	USD	90,000		89,100
Telefonica Emisiones SAU, 6.421%, 6/20/16	USD	265,000		276,587
Time Warner, Inc., 6.625%, 05/15/29	USD	310,000		313,719
Time Warner, Inc., 6.950%, 01/15/28	USD	85,000		89,007
Total Industrial				7,807,783
Utility - 0.9%
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	USD	200,000		226,717
Enersis SA, Yankee, 7.400%, 12/01/16	USD	80,000		88,049
Exelon Generation Co. LLC, 5.350%, 01/15/14	USD	75,000		72,715
National Grid PLC, 6.300%, 08/01/16	USD	250,000		261,078
TXU Corp., 6.550%, 11/15/34	USD	20,000		16,748
Veolia Environment, 4.000%, 2/12/16	EUR	205,000		258,632
Total Utility				923,939
Total Corporate Bonds (cost $31,584,769)				32,048,407
U.S. Government and Agency Obligations - 27.0%
Federal Home Loan Mortgage Corporation - 3.7%
FHLMC, 4.500%, 04/01/35	USD	274,245		259,018
FHLMC, 5.000%, 07/01/35 to 08/01/35	USD	2,613,198		2,528,074
FHLMC, 5.500%, 12/01/15	USD	857,558		862,476
FHLMC Gold Pool, 4.000%, 02/01/20	USD	59,266		56,008
FHLMC Gold Pool, 5.000%, 04/01/20	USD	191,078		188,521
FHLMC Gold Pool, 6.000%, 05/01/18 to 10/01/20	USD	70,974		72,161
FHLMC Gold Pool, 6.500%, 08/01/35 to 10/01/35	USD	68,965		70,374
Total Federal Home Loan Mortgage Corporation				4,036,632
Federal National Mortgage Association - 9.5%
FNMA, 1.750%, 03/26/08	JPY	140,000,000	[2]	1,200,770
FNMA, 2.290%, 02/19/09	SGD	400,000		259,975
FNMA, 4.500%, 05/01/20 to 09/01/35	USD	276,401		265,310
FNMA, 5.000%, 10/01/19 to 07/01/36	USD	2,484,313		2,411,283
FNMA, 5.500%, 11/01/16 to 04/01/36	USD	4,391,600		4,351,071
FNMA, 6.000%, 06/01/17 to 05/01/35	USD	1,643,279		1,666,118
FNMA, 6.500%, 03/01/33 to 05/01/36	USD	223,285		229,310
Total Federal National Mortgage Association				10,383,837
Government National Mortgage Association - 0.6%
GNMA, 5.500%, 11/20/34	USD	29,702		29,524
GNMA, 5.500%, 02/20/36	USD	84,968		84,379
GNMA, 6.000%, 10/20/35	USD	36,912		37,359
GNMA, 6.500%, 10/20/36	USD	476,774		488,419
Total Government National Mortgage Association				639,681
U.S. Government Obligations - 13.2%
USTN, 2.000%, 01/15/26	USD	545,507		518,445
USTN, 4.500%, 02/15/16	USD	2,175,000	[2]	2,152,911
USTN, 4.625%, 10/31/11	USD	1,065,000	[2]	1,068,494
USTN, 4.750%, 03/31/11	USD	7,375,000	[2]	7,430,888
USTN, 4.750%, 02/15/37	USD	515,000		506,953
USTN, 4.875%, 08/15/16	USD	2,000,000	[2]	2,031,718
USTB, 5.375%, 02/15/31	USD	595,000	[2]	634,326
Total U.S. Government Obligations				14,343,735
Total U.S. Government and Agency Obligations (cost $29,182,024)				29,403,885
Other Investment Companies - 24.2% [1]
Bank of New York Institutional Cash Reserve Fund, 5.34% [3]		23,468,532		23,468,532
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%		2,927,701		2,927,701

Managers Global Bond Fund - 3/31/2007 (unaudited)

Security Description	Principal Amount	Value
Total Other Investment Companies (cost $26,396,232)		26,396,232
Total Investments - 119.7% (cost $127,647,217)		130,356,992
Other Assets, less Liabilities - (19.7)%		(21,479,287)
Net Assets - 100%		$108,877,705

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2007, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Value	$65,387,925	$17,103,087	$(662,845)	$16,440,242
Essex Large Cap Growth	68,974,868	9,493,530	(1,142,229)	8,351,301
Small Company	36,953,039	7,849,533	(946,884)	6,902,649
Special Equity	2,822,259,012	664,441,048	(77,499,525)	586,941,523
International Equity	182,694,697	67,625,917	(2,903,991)	64,721,926
Emerging Markets Equity	127,481,935	53,290,496	(1,345,889)	51,944,607
Bond	1,363,159,011	30,716,310	(7,075,870)	23,640,440
Global Bond	127,647,217	3,234,342	(524,567)	2,709,775

*	Non-income-producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2007, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
International Equity	$651,563	0.3%
Emerging Markets Equity	5,096,405	3.1%
Bond	90,706,023	7.5%
Global Bond	2,181,744	2.0%

(b)	Step Bond. High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents its March 31, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of March 31, 2007, amounting to:

Fund	Market Value	% of Net Assets
Value	$2,557,020	3.2%
Essex Large Cap Growth	12,742,554	19.7%
Small Company	4,848,373	12.4%
Special Equity	513,363,308	17.8%
International Equity	8,172,069	3.4%
Emerging Markets Equity	17,531,845	10.7%
Bond	188,084,851	15.7%
Global Bond	22,342,380	20.5%
[3]	Collateral received from brokers for securities lending was invested in this short term investment.
[4]	Zero coupon security.
[5]

Affiliated Company - An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions as of March 31, 2007 with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies - Special Equity

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value March 31, 2007
Terayon Communication Systems, Inc.	—	—	—	$9,795,800

[6]	Floating Rate Security. The rate listed is as of March 31, 2007. Date in parenthesis represents the security’s next coupon rate reset.
[7]	Variable Rate Security. The rate listed is as of March 31, 2007 and is periodically reset subject to terms and conditions set forth in the debenture.

Futures Contracts (International Equity):

When the Fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits either cash or securities in an amount equal to a certain percentage of the contract value, (initial margin) with the futures broker. Subsequent payments (variation margin) are made each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the March 31, 2007:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/ (Loss)
3-Month Euro	47	Long	6/15/07	$30,395

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Open forward foreign currency exchange contracts (in U.S. Dollars) at March 31, 2007, were as follows:

Foreign Currency	Position	Settlement Date	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
International Equity
Australian Dollar	Short	4/2/07	$(3,584)	$(3,594)	$(10)
Pound Sterling	Short	4/2/07-4/4/07	(104,000)	(104,120)	(120)
Hong Kong Dollar	Short	4/2/07	(5,335)	(5,335)	0
Japanese Yen	Short	4/2/07-4/4/07	(1,191,519)	(1,188,810)	2,709
Canadian Dollar	Long	4/2/07	376,102	377,421	1,319
euro-dollar Contracts	Long	4/2/07-4/4/07	1,238,474	1,246,774	8,300
Pound Sterling	Long	4/3/07	5,914	5,930	16
Swedish Krona	Long	4/2/07-4/4/07	448,893	449,410	517

Total			$764,945	$777,676	$12,731

Global Bond
Australian Dollar	Short	6/20/07	$(1,056,419)	$(1,085,513)	$(29,094)
Columbian Peso	Short	4/16/07	(296,703)	(301,690)	(4,987)
New Zealand Dollar	Short	6/20/07	(804,713)	(848,830)	(44,117)
South African Rand	Short	6/20/07	(482,886)	(479,556)	3,330
Australian Dollar	Long	6/20/07	1,056,639	1,085,514	28,875
New Zealand Dollar	Long	6/20/07	838,986	848,830	9,844
Uruguayan Peso	Long	4/3/07	283,889	285,359	1,470
South African Rand	Long	6/20/07	464,355	479,556	15,201

Total			$3,148	$(16,330)	$(19,478)

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC:	Federal Home Loan Mortgage Corp.	USTB:	United States Treasury Bond
FNMA:	Federal National Mortgage Association	USTN:	United States Treasury Note
GNMA:	Government National Mortgage Association	GMAC:	General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

ARS:	Argentine Peso	ISK:	Icelandic Krona	PHP:	Philippine Peso
AUD:	Australian Dollar	IDR:	Indonesian Rupiah	SEK:	Swedish Krona
BRL:	Brazilian Real	ILS:	Israeli Shekel	SGD:	Singapore Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen	THB:	Thailand Baht
COP:	Columbian Peso	KRW:	South Korean Won	UYU:	Uruguayan Peso
CZK:	Czech Koruna	MXN:	Mexican Peso	TWD:	Taiwan Dollar
EUR:	Euro	MYR:	Malaysian Ringgit	ZAR:	South African Rand
GBP:	British Pound	NOK:	Norwegian Krone
HKD:	Hong Kong Dollar	NZD:	New Zealand Dollar

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: May 29, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: May 29, 2007